Document and Entity Information	6 Months Ended
Jun. 30, 2012
Entity Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Trading Symbol	ORYN
Entity Registrant Name	Oryon Technologies, Inc.
Entity Central Index Key	0001436164
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash	$ 468,420	$ 86,685	$ 144,787
Accounts Receivable	2,668	1,106	15,438
Inventory (see note 2)	85,587	75,768	112,155
Other	3,182	6,964	99,846
Total current assets	559,857	170,523	372,226
PROPERTY AND EQUIPMENT, NET (see note 3)	22,030	27,826	63,598
INTANGIBLE ASSETS, NET (see note 4)	149,278	160,819	183,903
OTHER LONG-TERM ASSETS (see note 5)	20,832	20,832	28,491
TOTAL ASSETS	751,997	380,000	648,218
CURRENT LIABILITIES
Accounts payable	296,549	324,027	373,742
Accrued interest on notes payable (see note 9)	204,195	139,727	13,912
Deferred compensation (see note 6)	216,799	166,465	152,993
Other short-term debt (see note 7)	417,752	739,824
Other current liabilities (see note 8)	18,672	24,760	70,469
Due to affiliates	14,487	14,487	20,863
Total current liabilities	1,168,454	1,409,290	631,979
NOTES PAYABLE, NET (see note 9)	1,765,895	1,649,874	1,386,279
Total liabilities	2,934,349	3,059,164	2,018,258
SHAREHOLDERS' EQUITY (DEFICIT)
Preferred stock, $0.001 par value, 50,000,000 authorized, none issued and outstanding
Common stock	34,502	16,502	13,930
Paid in capital	6,936,360	5,365,181	5,022,566
Foreign currency translation adjustment	12,260	12,119	17,516
Accumulated deficit	(9,160,780)	(8,069,326)	(6,421,740)
Non-controlling interest	(4,694)	(3,640)	(2,312)
Total equity (deficit)	(2,182,352)	(2,679,164)	(1,370,040)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)	$ 751,997	$ 380,000	$ 648,218

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts	$ 0	$ 19,740	$ 0
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	600,000,000	600,000,000	600,000,000
Common stock, shares issued	34,502,121	16,502,121	13,930,289
Common stock, outstanding	34,502,121	16,502,121	13,930,289

Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Product sales	$ 5,698	$ 6,242	$ 33,010	$ 65,392	$ 95,165	$ 100,126
Cost of goods sold	(3,551)	(839)	(23,128)	(31,074)	(64,501)	(68,477)
Gross profit	2,147	5,404	9,882	34,318	30,664	31,649
Royalty and license fees				303	303	350,699
Other		26,264		36,014	65,473	72,246
Total revenues	2,147	31,668	9,882	70,635	96,440	454,594
OPERATING EXPENSES
Depreciation and Amortization	10,308	13,829	24,137	31,196	58,855	86,089
Total loss from operations	(584,036)	(360,159)	(889,444)	(731,122)	(1,449,341)	(1,497,018)
OTHER INCOME (EXPENSE)
Interest income		2	522	8	9	879
Interest expense	(97,607)	(57,289)	(188,365)	(103,723)	(262,750)	(281,592)
Other income (expense)	(1,052)	1,760	(5,221)	62,926	63,168	21,397
Gain on extinguishment of debt (see note 9)						264,676
Loss on disposal of fixed assets						(49,216)
Total other income (expense)	(98,659)	(55,527)	(193,064)	(40,789)	(199,573)	(43,856)
NET LOSS BEFORE TAX	(682,695)	(415,686)	(1,082,508)	(771,911)	(1,648,914)	(1,540,874)
INCOME TAX (see note 12)
NET LOSS AFTER TAX	(682,695)	(415,686)	(1,082,508)	(771,911)	(1,648,914)	(1,540,874)
INCOME (LOSS) ATTRIBUTABLE TO NON-CONTROLLING INTEREST		1,760	1,054	1,172	1,328	1,960
NET LOSS ATTRIBUTABLE TO SHAREHOLDERS	(682,695)	(413,926)	(1,081,454)	(770,738)	(1,647,586)	(1,538,914)
Loss per share: basic and diluted	$ (0.02)	$ (0.03)	$ (0.05)	$ (0.05)	$ (0.11)	$ (0.11)
Weighted average shares outstanding	27,616,956	14,870,543	22,059,539	14,849,560	15,269,316	13,930,289
Applications development
OPERATING EXPENSES
Wages	48,547	60,691	98,680	125,660	216,309	337,766
Payroll taxes and benefits	11,855	11,904	18,959	23,660	43,371	68,902
Materials, equipment, services	20,714	33,093	26,341	73,321	109,283	209,676
Office and overhead	3,037	1,200	3,463	13,591	14,236	13,667
Travel and entertainment		35		3,245	4,554	36,260
Total applications development expenses	84,153	106,923	147,443	239,477	387,753	666,271
Sales and Marketing
OPERATING EXPENSES
Wages	18,000	8,642	30,000	35,642	35,643	252,063
Payroll taxes and benefits	1,377	7,687	2,295	14,815	14,815	51,499
Office and overhead	6,732	242	10,141	639	844	28,368
Outside services	20,000		20,000	3,420	11,459
Travel and entertainment	8,231	50	13,189	1,071	2,555	27,772
Total sales and marketing expenses	54,340	16,621	75,625	55,587	65,316	359,702
General and Administrative
OPERATING EXPENSES
Wages	83,532	73,167	199,394	143,986	350,642	198,800
Payroll taxes and benefits	81,706	14,141	86,993	27,368	51,343	158,669
Office and overhead	51,117	50,467	86,392	93,238	185,434	220,656
Outside services	220,312	114,500	277,040	194,481	424,920	215,151
Travel and entertainment	715	2,178	2,302	16,422	21,518	46,274
Total general and administrative expenses	$ 437,382	$ 254,453	$ 652,121	$ 475,496	$ 1,033,857	$ 839,550

Consolidated Statements of Changes in Shareholders Equity (Deficit) (USD $)	Total	Common Stock	Paid in Capital	Non-Controlling Interest	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Beginning Balance, Amount at Dec. 31, 2009	$ (8,527)	$ 13,930	$ 4,848,486	$ (352)	$ 12,235	$ (4,882,826)
Beginning Balances, Shares at Dec. 31, 2009		13,930,288
Net loss	(1,540,874)			(1,960)		(1,538,914)
Foreign currency translation adjustment	5,281				5,281
Stock-based compensation expense	10,352		10,352
Issuance of warrants	79,608		79,608
Beneficial conversion feature	84,120		84,120
Ending Balances, Amount at Dec. 31, 2010	(1,370,040)	13,930	5,022,566	(2,312)	17,516	(6,421,740)
Ending Balances, Shares at Dec. 31, 2010	13,930,289	13,930,288
Net loss	(356,225)			588		(356,813)
Stock-based compensation expense	5,629		5,629
Issuance of warrants	2,050		2,050
Issuance of membership units/ shares in lieu of cash payments	112,257	898	111,359
Issuance of membership units/ shares in lieu of cash payments, Shares		898,056
Ending Balances, Amount at Mar. 31, 2011	(1,606,329)	14,828	5,141,604	(1,724)	17,516	(6,778,553)
Ending Balances, Shares at Mar. 31, 2011		14,828,344
Beginning Balance, Amount at Dec. 31, 2011	(2,679,164)		5,365,181	(3,640)		(8,069,326)
Beginning Balances, Shares at Dec. 31, 2011	16,502,121
Net loss	(399,813)			(1,054)		(398,759)
Stock-based compensation expense	6,107		6,107
Ending Balances, Amount at Mar. 31, 2012	(3,072,870)		5,371,288	(4,694)		(8,468,085)
Beginning Balance, Amount at Dec. 31, 2010	(1,370,040)	13,930	5,022,566	(2,312)	17,516	(6,421,740)
Beginning Balances, Shares at Dec. 31, 2010	13,930,289	13,930,288
Net loss	(1,648,914)			(1,328)		(1,647,586)
Foreign currency translation adjustment	(5,397)				(5,397)
Stock-based compensation expense	20,896		20,896
Issuance of warrants	2,812		2,812
Issuance of membership units/ shares in lieu of cash payments	321,479	2,572	318,907
Issuance of membership units/ shares in lieu of cash payments, Shares		2,571,833
Ending Balances, Amount at Dec. 31, 2011	(2,679,164)	16,502	5,365,181	(3,640)	12,119	(8,069,326)
Ending Balances, Shares at Dec. 31, 2011	16,502,121	16,502,121
Beginning Balance, Amount at Mar. 31, 2011	(1,606,329)	14,828	5,141,604	(1,724)	17,516	(6,778,553)
Beginning Balances, Shares at Mar. 31, 2011		14,828,344
Net loss	(415,686)			(1,760)		(413,926)
Stock-based compensation expense	5,210		5,210
Issuance of warrants	762		762
Issuance of membership units/ shares in lieu of cash payments	10,000	80	9,920
Issuance of membership units/ shares in lieu of cash payments, Shares		80,000
Ending Balances, Amount at Jun. 30, 2011	(2,006,043)	14,908	5,157,496	(3,484)	17,516	(7,192,478)
Ending Balances, Shares at Jun. 30, 2011		14,908,344
Beginning Balance, Amount at Mar. 31, 2012	(3,072,870)	16,502	5,371,288		12,119	(8,468,085)
Beginning Balances, Shares at Mar. 31, 2012		16,502,121
Net loss	(682,695)					(682,695)
Foreign currency translation adjustment	141				141
Issuance of common stock, financing transactions, pre-merger	725,000	1,450	723,550
Issuance of common stock, financing transactions, pre-merger, Shares		1,450,000
Merger consideration-pre-existing shareholders		15,000	(15,000)
Merger consideration-pre-existing shareholders, Shares		15,000,000
Merger partner capital accounts			10,000			(10,000)
Issuance of common stock, financing transactions, post-merger	775,000	1,550	773,450
Issuance of common stock, financing transactions, post-merger, Shares		1,550,000
Stock-based compensation expense	73,072		73,072
Ending Balances, Amount at Jun. 30, 2012	$ (2,182,352)	$ 34,502	$ 6,936,360	$ (4,694)	$ 12,260	$ (9,160,780)
Ending Balances, Shares at Jun. 30, 2012	34,502,121	34,502,121

Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,081,454)	$ (770,738)	$ (1,647,586)	$ (1,538,914)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on extinguishment of debt				(264,676)
Noncash interest expense on short - term notes	13,928		13,646
Noncash interest expense on notes payable	64,468	61,462	125,815	97,447
Noncash interest expense on warrants related to convertible notes	9,599	9,033	18,255	1,431
Noncash interest expense - beneficial conversion feature	99,825	33,229	103,472	182,151
Non-controlling interest	(1,054)	(1,172)	(1,328)	(1,960)
Stock-based compensation expense	79,179	10,838	20,896	10,352
Issuance of membership units in lieu of cash payment (see note 10)		122,257	311,479
Issuance of convertible notes in lieu of rent	6,597		69,582
Bad debt expense			19,739	746
Loss on disposal of fixed assets				49,216
Depreciation and amortization	24,137	31,195	58,855	86,089
Gain on foreign currency transactions				(8,650)
Changes in operating assets and liabilities:
Accounts receivable - decrease (increase)	(1,562)	(19,413)	(5,407)	334,445
Inventory - decrease (increase)	(9,819)	3,139	36,387	76,086
Other current assets - decrease (increase)	3,782	74,977	92,882	(90,588)
Other assets - decrease (increase)			7,659	(6,922)
Due from affiliates - decrease (increase)
Other long-term assets - decrease (increase)		7,659
Accounts payable - increase (decrease)	(27,478)	177,999	237,430	156,012
Deferred compensation - increase (decrease)	50,334	16,154	13,472	152,993
Other current liabilities - increase (decrease)	(6,088)	227,180	(45,709)	(504,162)
Due to affiliates - increase (decrease)		(287)	(6,376)	22,073
Net cash used in operating activities	(775,606)	(16,489)	(576,837)	(1,246,827)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(6,800)			(17,063)
Leasehold improvements				(7,279)
Net cash flows used in investing activities	(6,800)			(24,342)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible notes		75,000	75,000	418,000
Proceeds from issuance of short-term notes payable		80,000	439,033
Repayment of short-term notes payable	(11,000)
Proceeds from issuance of equity	1,175,000		10,000
Issuance of noncash warrants other than convertible notes related		2,812	99	563
Net cash provided by financing activities	1,164,000	157,812	524,132	418,563
Effect of exchange rates on changes in cash	141		(5,397)	5,281
Net increase (decrease) in cash and cash equivalents	381,735	141,323	(58,102)	(847,325)
Cash and cash equivalents, beginning of period	86,685	144,787	144,787	992,112
Cash and cash equivalents, end of period	468,420	286,110	86,685	144,787
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest			$ 1,562	$ 563
Debt converted to equity	325,000

Organization and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization and Basis of Presentation

Organization and Basis of Presentation

OryonTechnologies, Inc. (“Oryon” or the “Company”) has only one direct subsidiary, OryonTechnologies, LLC, a Texas limited liability company (“OTLLC”), that is the parent of three wholly-owned companies: OryonTechnologies Licensing, LLC (“OTLIC”), OryonTechnologiesDevelopment, LLC (“OTD”), and OryonTechnologies International Pte. Ltd. (“OTI”). OTLIC and OTD are also Texas limited liability companies. OTI is a Singapore-based corporation. Operations at OTI were suspended in May 2009 and OTI is inactive. OTI originally owned 51% of Oryon-Asia Pacific Safety, Limited (“OAPS”), which was formed in December 2006 as a Hong Kong limited company. During 2011, the 51% ownership was transferred to OTLLC. The other 49% of OAPS is owned by two non-affiliated individuals. Operations of OAPS were suspended in February 2011 and OAPS is inactive. OTLLC is a developer of a patented electroluminescent (“EL”) lighting technology, trademarked as Elastolite®, which enables thin, flexible, crushable, water-resistant lighting systems to be incorporated into multiple applications such as safety apparel, sporting goods, consumer goods and membrane switches, among others.

The accompanying unaudited financial statements of Oryon have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules of the Securities and Exchange Commission (“SEC”). Because a precise determination of many assets and liabilities is dependent upon future events, the preparation of financial statements for a period necessarily involves the use of estimates, which have been made using careful judgment. Actual results may vary from these estimates.

These financial statements have been prepared in accordance with GAAP applicable to a going concern, which assume that the Company will be able to meet its obligations and continue its operations for its next fiscal year. Realization values may be substantially different from carrying values as shown and these financial statements do not give effect to adjustments that would be necessary to the carrying values and classification of assets and liabilities should the Company be unable to continue as a going concern. At June 30, 2012, the Company had cash of $468,420 but had not yet achieved profitable operations, has accumulated losses of $9,160,780 since its inception and expects to incur further losses in the development of its business, all of which raises substantial doubt about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent upon its ability to generate future profitable operations and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due.

The Company expects to continue to incur substantial losses as it executes its business plan and does not expect to attain profitability in the near future. Since its inception, the Company has funded operations through short-term borrowings and equity investments in order to meet its strategic objectives. The Company’s future operations are dependent upon external funding and its ability to execute its business plan, realize sales and control expenses. Management believes that sufficient funding will be available from additional borrowings and equity placements to meet its business objectives, including anticipated cash needs for working capital, for a reasonable period of time. However, there can be no assurance that the Company will be able to obtain sufficient funds to continue the development of its business operation, or if obtained, upon terms favorable to the Company.

These unaudited financial statements should be read in conjunction with the audited financial statements and notes thereto filed with our Current Report on Form 8-K, as amended, dated May 4, 2012. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year.

Organization and Basis of Presentation

Oryon Technologies, Inc. (“Oryon” or the “Company”) has only one direct subsidiary, OryonTechnologies, LLC, a Texas limited liability company (“OTLLC”), that is the parent of three wholly-owned companies: OryonTechnologies Licensing, LLC (“OTLIC”), OryonTechnologiesDevelopment, LLC (“OTD”), and OryonTechnologies International Pte. Ltd. (“OTI”). OTLIC and OTD are also Texas limited liability companies. OTI is a Singapore-based corporation. Operations at OTI were suspended in May 2009 and OTI is inactive. OTI originally owned 51% of Oryon-Asia Pacific Safety, Limited (“OAPS”), which was formed in December 2006 as a Hong Kong limited company. During 2011, the 51% ownership was transferred to OTLLC. The other 49% of OAPS is owned by two non-affiliated individuals. Operations of OAPS were suspended in February 2011 and OAPS is inactive. OTLLC is a developer of a patented electroluminescent (“EL”) lighting technology, trademarked as Elastolite®, which enables thin, flexible, crushable, water-resistant lighting systems to be incorporated into multiple applications such as safety apparel, sporting goods, consumer goods and membrane switches, among others.

The accompanying audited financial statements of Oryon have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules of the Securities and Exchange Commission (“SEC”). Because a precise determination of many assets and liabilities is dependent upon future events, the preparation of financial statements for a period necessarily involves the use of estimates, which have been made using careful judgment. Actual results may vary from these estimates.

These audited financial statements have been prepared in accordance with GAAP applicable to a going concern, which assume that the Company will be able to meet its obligations and continue its operations for its next fiscal year. Realization values may be substantially different from carrying values as shown and these financial statements do not give effect to adjustments that would be necessary to the carrying values and classification of assets and liabilities should the Company be unable to continue as a going concern. The Company’s ability to continue as a going concern is dependent upon its ability to generate future profitable operations and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due.

The Company expects to continue to incur substantial losses as it executes its business plan and does not expect to attain profitability in the near future. Since its inception, the Company has funded operations through short-term borrowings and equity investments in order to meet its strategic objectives. The Company’s future operations are dependent upon external funding and its ability to execute its business plan, realize sales and control expenses. Management believes that sufficient funding will be available from additional borrowings and equity placements to meet its business objectives, including anticipated cash needs for working capital, for a reasonable period of time. However, there can be no assurance that the Company will be able to obtain sufficient funds to continue the development of its business operation, or if obtained, upon terms favorable to the Company.

In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the periods presented have been reflected herein. The results of operations for the periods presented are not necessarily indicative of the results to be expected for the full year.

Corporate History and the Merger	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Corporate History and the Merger

Corporate History and the Merger

The Company was incorporated under the laws of the State of Nevada on August 22, 2007 with the name “Eaglecrest Resources, Inc.” and 100,000,000 authorized common shares with a par value of $0.001. On August 6, 2010, the Company amended its Articles of Incorporation to increase its number of authorized shares of common stock to 600,000,000 shares of common stock, par value of $0.006 per share. On November 4, 2011, the Company amended its Articles of Incorporation to decrease the par value of its common stock from $0.006 to $0.001 per share. On November 25, 2011, the Company amended its Articles of Incorporation to change its name from “Eaglecrest Resources, Inc.” to “Oryon Holdings, Inc.” On May 5, 2012, the Company amended its Articles of Incorporation to change its name from “Oryon Holdings, Inc.” to “Oryon Technologies, Inc.”

The Company was organized for the purpose of acquiring and developing mineral properties. A mineral claim, with unknown reserves, was acquired in August 2007, became impaired in January 2008 and was written off, and the Company had limited operations subsequently. The Company never established the existence of a commercially minable ore deposit and therefore did not reach the exploration stage.

On October 24, 2011, the Company entered into a binding letter of intent (“LOI”) with OTLLC in connection with a proposed reverse acquisition transaction (the “Merger”) between the Company and OTLLC whereby OTLLC agreed to merge with Oryon Merger Sub, LLC, a Texas limited liability company and wholly-owned subsidiary of the Company (“Merger Sub”), in exchange for the issuance to the members of OTLLC of eight (8) shares of the Company’s common stock for each outstanding membership unit of OTLLC, which was equal to a total of 16,502,121 shares (assuming that none of OTLLC’s existing Series C Notes were converted before the closing of the Merger).

In accordance with the terms of the LOI, the terms and conditions of the Merger were thereafter set forth in a formal definitive agreement. To that end, on March 9, 2012, the Company entered into an agreement and plan of merger by and between the Company, OTLLC and Merger Sub (the “Merger Agreement”). Upon the closing of the Merger on May 4, 2012 (the “Closing Date”), OTLLC became a wholly-owned subsidiary of the Company, the Company issued 16,502,121 shares of common stock to the members of OTLLC and the promissory notes receivable from OTLLC became intercompany obligations within the corporate group (and have been cancelled).

As a result of the Merger, the OTLLC members acquired the majority of the Company’s issued and outstanding common stock, OTLLC became our wholly-owned subsidiary, and the Company acquired the business and operations of OTLLC. In conjunction with the Merger, OTLLC assumed no liabilities from the Company and all members of the Company’s executive management are from OTLLC. The Company filed a Current Report on Form 8-K, as amended, dated May 4, 2012, describing the Merger and providing information concerning OTLLC.

The Merger was accounted for as a reverse-merger and recapitalization in accordance with GAAP. OTLLC is deemed to be the acquirer for financial reporting purposes and the Company is the acquired company. Consequently, the assets and liabilities and the operations that are reflected in the historical financial statements prior to the Merger are those of OTLLC and are recorded at the historical cost basis of OTLLC, and the consolidated financial statements after completion of the Merger include the assets and liabilities of the Company and OTLLC, historical operations of OTLLC and operations of the Company from the Closing Date. Membership units and the corresponding capital amounts of OTLLC pre-Merger have been retroactively restated as shares of common stock reflecting the eight (8) to one exchange ratio of the Merger. All references in the financial statements and notes thereto to equity securities and all equity related historical financial measurements including weighted average shares outstanding, earnings per share, par value of common stock, additional paid in capital, option exercise prices and warrant exercise prices have been retroactively restated to reflect the Merger exchange ratio.

The Company’s common stock is quoted on the OTCQB tier of the U.S. OTC Market under the symbol ORYN.

Corporate History and the Merger

The Company was incorporated under the laws of the State of Nevada on August 22, 2007 with the name “Eaglecrest Resources, Inc.” and 100,000,000 authorized common shares with a par value of $0.001. On August 6, 2010, the Company amended its Articles of Incorporation to increase its number of authorized shares of common stock to 600,000,000 shares of common stock, par value of $0.006 per share. On November 4, 2011, the Company amended its Articles of Incorporation to decrease the par value of its common stock from $0.006 to $0.001 per share. On November 25, 2011, the Company amended its Articles of Incorporation to change its name from “Eaglecrest Resources, Inc.” to “Oryon Holdings, Inc.” On May 5, 2012, the Company amended its Articles of Incorporation to change its name from “Oryon Holdings, Inc.” to “Oryon Technologies, Inc.”

The Company was organized for the purpose of acquiring and developing mineral properties. A mineral claim, with unknown reserves, was acquired in August 2007, became impaired in January 2008 and was written off, and the Company had limited operations subsequently. The Company never established the existence of a commercially minable ore deposit and therefore did not reach the exploration stage.

On October 24, 2011, the Company entered into a binding letter of intent (“LOI”) with OTLLC in connection with a proposed reverse acquisition transaction (the “Merger”) between the Company and OTLLC whereby OTLLC agreed to merge with Oryon Merger Sub, LLC, a Texas limited liability company and wholly-owned subsidiary of the Company (“Merger Sub”), in exchange for the issuance to the members of OTLLC of eight (8) shares of the Company’s common stock for each outstanding membership unit of OTLLC, which was equal to a total of 16,502,121 shares (assuming that none of OTLLC’s existing Series C Notes were converted before the closing of the Merger).

In accordance with the terms of the LOI, the terms and conditions of the Merger were thereafter set forth in a formal definitive agreement. To that end, on March 9, 2012, the Company entered into an agreement and plan of merger by and between the Company, OTLLC and Merger Sub (the “Merger Agreement”). Upon the closing of the Merger on May 4, 2012 (the “Closing Date”), OTLLC became a wholly-owned subsidiary of the Company, the Company issued 16,502,121 shares of common stock to the members of OTLLC and the promissory notes receivable from OTLLC became intercompany obligations within the corporate group (and have been cancelled).

As a result of the Merger, the OTLLC members acquired the majority of the Company’s issued and outstanding common stock, OTLLC became our wholly-owned subsidiary, and the Company acquired the business and operations of OTLLC. In conjunction with the Merger, OTLLC assumed no liabilities from the Company and all members of the Company’s executive management are from OTLLC. The Company filed a Current Report on Form 8-K, as amended, dated May 4, 2012, describing the Merger and providing information concerning OTLLC.

The Merger was accounted for as a reverse-merger and recapitalization in accordance with GAAP. OTLLC is deemed to be the acquirer for financial reporting purposes and the Company is the acquired company. Consequently, the assets and liabilities and the operations that are reflected in the historical financial statements prior to the Merger are those of OTLLC and are recorded at the historical cost basis of OTLLC, and the consolidated financial statements after completion of the Merger include the assets and liabilities of the Company and OTLLC, historical operations of OTLLC and operations of the Company from the Closing Date. Membership units and the corresponding capital amounts of OTLLC pre-Merger have been retroactively restated as shares of common stock reflecting the eight (8) to one exchange ratio of the Merger. All references in the financial statements and notes thereto to equity securities and all equity related historical financial measurements including weighted average shares outstanding, earnings per share, par value of common stock, additional paid in capital, option exercise prices and warrant exercise prices have been retroactively restated to reflect the Merger exchange ratio.

The Company’s common stock is quoted on the OTCQB tier of the U.S. OTC Market under the symbol ORYN.

Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Significant Accounting Policies
1.	Significant Accounting Policies

Principles of Consolidation and Basis of Presentation

The Company uses the accrual method of accounting and all amounts are denominated in United States dollars. The accounts for OTI, which are maintained in Singapore dollars, have been converted from Singapore dollars to United States dollars at historical exchange rates.

All significant intercompany accounts and transactions have been eliminated in the consolidation. “Due to affiliates” represents amounts due to entities that own equity or indebtedness of the Company or a subsidiary but that are not part of the consolidated company presented herein.

Revenue Recognition

The Company recognizes revenue from products when the goods are shipped pursuant to a customer’s purchase order. Revenue from royalties is recorded in the period in which the sales of the underlying products are made. Revenue from license fees is recognized in the period in which they are due and payable.

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates that affect the amounts reported in the consolidated financial statements and the accompanying notes. Accounting estimates and assumptions are those that management considers to be the most critical to an understanding of the consolidated financial statements because they inherently involve significant judgments and uncertainties. All of these estimates reflect management’s judgment about current economic and market conditions and their effects based on information available as of the date of these consolidated financial statements. If such conditions persist longer or deteriorate further than expected, it is reasonably possible that the judgments and estimates could change, which may result in future impairments of assets, among other effects.

Significant estimates include the carrying value of intangible assets and the value of equity instruments, including convertible notes, stock options, warrants, and membership units issued in lieu of cash.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held in bank demand deposits. The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are accounted for at fair value, do not bear interest, and are short-term in nature. The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability to collect on accounts receivable. Based on management’s assessment, the Company provides for estimated uncollectible amounts through a charge to earnings and a credit to the valuation allowance. Balances that remain outstanding after the Company has used reasonable collection efforts are written off through a charge to the valuation allowance and a credit to accounts receivable. The Company does not require collateral.

Concentrations of Credit Risk

Certain balance sheet items that potentially subject the Company to concentrations of credit risk are primarily accounts receivable. Concentrations of credit risk with accounts receivable are generally mitigated by the size of the Company’s customers. The Company performs ongoing credit evaluations of its customers and maintains an allowance for doubtful accounts based upon the expected collectability of all accounts receivable.

Inventory

Inventory is carried at the lower of cost or market. A physical inventory count is taken at the end of each calendar quarter and the accounting records are adjusted to match the physical inventory.

Property and Equipment

Property, equipment, computer hardware and software, and leasehold improvements are carried at historical cost. Expenditures are capitalized only if the cost of the individual asset exceeds $1,200 and the asset is expected to have a business use for greater than 12 months.

Depreciation is calculated on a straight line basis over the estimated useful life of the property acquired. Equipment and furniture is depreciated over 60 months. Computer software and hardware is depreciated over 36 months. Leasehold improvements are amortized over the life of the lease or the life of the improvement, whichever is shorter.

Inter-company transfers of assets are recorded at depreciated cost, with no change in estimated life or monthly depreciation.

Research and Development

The Company expenses all costs associated with the development of applications for the Company’s technology as the costs are incurred.

Intangible Assets

Amortization is computed based on the straight line method over the life of the patent, which is 180 months beginning with the month when the patent is granted. The amortization is based on the historical cost of each individual patent. Costs incurred to renew or extend the terms of patents are expensed as incurred.

The Company annually assesses whether the carrying value of its intangible assets exceeds their fair value and records an impairment loss equal to any excess.

Income Taxes

OTI and OAPS are not consolidated into the Company for purposes of United States tax filings and computations. OTLLC, OTD and OTLIC are limited liability companies and, as such, do not pay federal or state income taxes. Accordingly, no taxes have been accrued on the Company’s records.

Stock-Based Compensation

The Company utilizes equity based awards as a form of compensation for employees, officers and managers. The Company records compensation expense for all awards granted. After assessing alternative valuation models and amortization methods, the Company uses the Black-Scholes valuation model and straight-line amortization of compensation expense over the requisite service period for each grant. The Company will reconsider use of this model if additional information becomes available in the future that indicates another model would be more appropriate or if grants issued in future periods have characteristics that cannot be reasonably estimated using this model.

Leases

The Company leases office facilities under a non-cancelable operating lease. The Company recognizes rent on a straight-line basis over the lease term.

1.	Significant Accounting Policies

Principles of Consolidation and Basis of Presentation

The Company uses the accrual method of accounting and all amounts are denominated in United States dollars. The accounts for OTI, which are maintained in Singapore dollars, have been converted from Singapore dollars to United States dollars at historical exchange rates.

All significant intercompany accounts and transactions have been eliminated in the consolidation. “Due to affiliates” represents amounts due to entities that are not part of the consolidated company presented herein from entities that are within the consolidated company.

Revenue Recognition

The Company recognizes revenue from products when the goods are shipped pursuant to a customer’s purchase order. Revenue from royalties is recorded in the period in which the sales of the underlying products are made. Revenue from license fees is recognized in the period in which they are due and payable.

Use of Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates that affect the amounts reported in the consolidated financial statements and the accompanying notes. Accounting estimates and assumptions are those that management considers to be the most critical to an understanding of the consolidated financial statements because they inherently involve significant judgments and uncertainties. All of these estimates reflect management’s judgment about current economic and market conditions and their effects based on information available as of the date of these consolidated financial statements. If such conditions persist longer or deteriorate further than expected, it is reasonably possible that the judgments and estimates could change, which may result in future impairments of assets, among other effects.

Significant estimates include the carrying value of intangible assets and the value of equity instruments, including convertible notes, stock options, warrants, and shares issued in lieu of cash.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held in bank demand deposits. The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are accounted for at fair value, do not bear interest, and are short-term in nature. The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability to collect on accounts receivable. Based on management’s assessment, the Company provides for estimated uncollectible amounts through a charge to earnings and a credit to the valuation allowance. Balances that remain outstanding after the Company has used reasonable collection efforts are written off through a charge to the valuation allowance and a credit to accounts receivable. The Company does not require collateral.

Concentrations of Credit Risk

Certain balance sheet items that potentially subject the Company to concentrations of credit risk are primarily accounts receivable. Concentrations of credit risk with accounts receivable are generally mitigated by the size of the Company’s customers. The Company performs ongoing credit evaluations of its customers and maintains an allowance for doubtful accounts based upon the expected collectability of all accounts receivable.

Inventory

Inventory is carried at the lower of cost or market. A physical inventory count is taken at the end of each calendar quarter and the accounting records are adjusted to match the physical inventory.

Property and Equipment

Property, equipment, computer hardware and software, and leasehold improvements are carried at historical cost. Expenditures are capitalized only if the cost of the individual asset exceeds $1,200 and the asset is expected to have a business use for greater than 12 months.

Depreciation is calculated on a straight line basis over the estimated useful life of the property acquired. Equipment and furniture is depreciated over 60 months. Computer software and hardware is depreciated over 36 months. Leasehold improvements are amortized over the life of the lease or the life of the improvement, whichever is shorter.

Inter-company transfers of assets are recorded at depreciated cost, with no change in estimated life or monthly depreciation.

Research and Development

The Company expenses all costs associated with the development of applications for the Company’s technology as the costs are incurred.

Intangible Assets

Amortization is computed based on the straight line method over the life of the patent, which is 180 months beginning with the month when the patent is granted. The amortization is based on the historical cost of each individual patent. Costs incurred to renew or extend the terms of patents are expensed as incurred.

The Company annually assesses whether the carrying value of its intangible assets exceeds their fair value and records an impairment loss equal to any excess.

Income Taxes

OTI and OAPS are not consolidated into the Company for purposes of United States tax filings and computations. OTLLC, OTD and OTLIC are limited liability corporations and, as such, do not pay federal or state income taxes. Accordingly, no taxes have been accrued on the Company’s records.

Stock-Based Compensation

The Company utilizes equity based awards as a form of compensation for employees, officers and managers. The Company records compensation expense for all awards granted. After assessing alternative valuation models and amortization methods, the Company uses the Black-Scholes valuation model and straight-line amortization of compensation expense over the requisite service period for each grant. The Company will reconsider use of this model if additional information becomes available in the future that indicates another model would be more appropriate or if grants issued in future periods have characteristics that cannot be reasonably estimated using this model.

Leases

The company leases office and data facilities under non-cancelable operating leases. The Company recognizes rent on a straight-line basis over the lease term.

Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Inventory
2.	Inventory
Inventory consists of the following:

	June 30, 2012	December 31, 2011
Raw materials	$83,956	$73,501
Work in process	—	—
Finished goods	1,631	2,267

Total Inventory	$85,587	$75,768

2.	Inventory
Inventory consists of the following at December 31,

	2011	2010
Raw materials	$73,501	$109,169
Finished goods	2,267	2,986

Total Inventory	$75,768	$112,155

Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property and Equipment
3.	Property and Equipment

Property and equipment consist of the following:

	June 30, 2012	December 31, 2011
Leasehold improvements	$7,279	$7,279
Furniture and equipment	191,765	184,965

Property and equipment, gross	199,044	192,244
Accumulated depreciation	(177,014)	(164,418)

Net property and equipment	$22,030	$27,826

Depreciation expense was $4,538 and $8,059 for the three month periods ended June 30, 2012 and 2011, respectively, and $12,596 and $19,656 for the six month periods ended June 30, 2012 and 2011, respectively.

3.	Property and Equipment

Property and equipment consist of the following at December 31,

	2011	2010
Leasehold improvements	$7,279	$7,279
Furniture and equipment	184,965	184,965

	$192,244	$192,244
Accumulated depreciation	(164,418)	(128,646)

Net property and equipment	$27,826	$63,598

Depreciation expense was $35,771 and $59,758 for the years ended December 31, 2011 and 2010, respectively.

Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Intangible Assets
4.	Intangible Assets

As of June 30, 2012 and December 31, 2011, the Company’s only intangible assets consisted of patents with a gross carrying cost of $320,795 and accumulated amortization of $171,517 and $159,976, respectively. The remaining weighted average amortization period was 8.6 years at December 31, 2011. The estimated aggregate amortization expense in each of the years ending December 31, 2012 through December 31, 2015, is $23,084 per year.

The balances as of June 30, 2012, including intangible assets and accumulated amortization, are detailed as follows:

	As of June 30, 2012
Finite-Lived Intangible Assets	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Patents	15	$320,795	$(171,517)	$149,278

The balances as of December 31, 2011, including intangible assets and accumulated amortization, are detailed as follows:

	As of December 31, 2011
Finite-Lived Intangible Assets	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Patents	15	$320,795	$(159,976)	$160,819

Amortization expense for each of the six month periods ended June 30, 2012 and 2011 was $11,542.

4.	Intangible Assets

As of December 31, 2011 and 2010, the Company’s only intangible assets consisted of patents with a gross carrying cost of $320,795 and accumulated amortization of $159,976 and $136,892, respectively. The remaining weighted average amortization period is 8.6 years at December 31, 2011. The estimated aggregate amortization expense in each of the years ending December 31, 2012 through December 31, 2015, is $23,084 per year.

The balances as of December 31, 2011, including intangible assets and accumulated amortization are detailed as follows:

Finite-Lived Intangible Assets	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Patents	15	320,795	(159,976)	160,819

		$320,795	$(159,976)	$160,819

The balances as of December 31, 2010, including intangible assets and accumulated amortization are detailed as follows:

Finite-Lived Intangible Assets	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Patents	15	320,795	(136,892)	183,903

		$320,795	$(136,892)	$183,903

Amortization expense for the years ended December 31, 2011 and 2010 was $23,084 and $26,331, respectively.

Other Long Term Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Other Long Term Assets
5.	Other Long Term Assets

Other long term assets consist of the following:

	June 30, 2012	December 31, 2011
Investment in subsidiaries	$100	$100
Other receivables	4,135	4,135
Security Deposits	6,597	6,597
Licenses	10,000	10,000

Total other assets	$20,832	$20,832

5.	Other Long Term Assets

Other long term assets consist of the following at December 31,

	2011	2010
Licenses	$10,000	$10,000
Security Deposits	6,597	14,256
Other receivables	4,135	4,135
Investment in subsidiaries	100	100

Total other assets	$20,832	$28,491

Deferred Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Deferred Compensation
6.	Deferred Compensation

Deferred compensation consists of the following:

	June 30, 2012	December 31, 2011
Deferred wages	$191,167	$140,833
Accrued taxes on deferred compensation	25,632	25,632

Total deferred compensation	$216,799	$166,465

Prior to August 31, 2011, the Company was obligated to issue membership units to certain senior level employees in lieu of cash wages in connection with employment agreements with those employees. The employment agreements provided that the employees would receive membership units in lieu of cash compensation until such time as the Company obtains sufficient capital (as defined in the agreements) to begin paying their agreed-upon compensation in cash. The obligation for additional issuances was accrued each pay period and the Company was obligated to issue the membership units at the beginning of each calendar quarter, provided that the employee was still employed by the Company.

As of December 31, 2010, the Company was obligated to issue membership units in lieu of $99,094 in wages for the year ended December 31, 2010 on the first day of the subsequent quarter. Accordingly, a total of 99,094 membership units that were subsequently exchanged for 792,752 shares of common stock were issued on January 1, 2011 at a value of $0.125 per share.

Effective September 1, 2011, the agreements were revised to provide for the indefinite deferral of unpaid wages until sufficient external funding was obtained.

6.	Deferred Compensation

Deferred compensation consists of the following at December 31,

	2011	2010
Stock payable in lieu of wages	$—	$99,094
Deferred wages	140,833	42,917
Accrued taxes on deferred compensation	25,632	10,982

Total deferred compensation	$166,465	$152,993

Prior to August 31, 2011, the Company was obligated to issue shares to certain senior level employees in lieu of cash wages in connection with employee agreements with those employees. The employment agreements provided that the employees would receive shares in lieu of cash compensation until such time as the Company obtains sufficient capital (as defined in the agreements) to begin paying their agreed-upon compensation in cash. The obligation for additional issuances was accrued each pay period and the Company was obligated to issue the shares at the beginning of each calendar quarter, provided that the employee was still employed by the Company.

No shares were issued in 2010. As of December 31, 2010, the Company was obligated to issue shares in lieu of $99,094 in wages for the year ended December 31, 2010 on the first day of the subsequent quarter. Accordingly, a total of 792,752 shares were issued on January 1, 2011 at a value of $0.125 per share. An additional 1,553,776 shares were issued on October 1, 2011 at a value of $0.125 per share under the employment agreements in lieu of compensation earned between January 1, 2011 and August 31, 2011, for a total of 2,346,528 shares issued in 2011 in lieu of cash wages.

Effective September 1, 2011, the agreements were revised to provide for the indefinite deferral of unpaid wages until sufficient external funding was obtained. Deferred wages at December 31, 2011 and 2010 of $140,833 and $42,917, respectively, is included in deferred compensation.

Other Short-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Other Short-Term Debt
7.	Other Short-Term Debt

Other short-term debt consists of the following:

	June 30, 2012	December 31, 2011
Short-term notes, principal balance	$390,178	$401,178
Promissory notes related to proposed merger	—	325,000
Accrued interest on short-term notes	27,574	13,646

Total short-term notes and interest	$417,752	$739,824

During the year ended December 31, 2011, OTLLC was unable to complete a financing deal with a private equity firm that had been expected to provide OTLLC with adequate capital. To fund continuing operations at a reduced level of expenditures, OTLLC issued short-term notes to several individuals. In addition, one vendor required that the outstanding accounts payable balance of $287,145 be converted to a promissory note. Such note accrues interest at 10% annually and is payable upon demand.

In October 2011, OTLLC signed a binding letter of intent to negotiate a merger agreement with the Company. Through December 31, 2011, in connection with the letter of intent, OTLLC issued promissory notes to the Company in the amount of $325,000 in connection with the advance by the Company to OTLLC of $325,000. The funds for this advance were obtained by the Company pursuant to a private offering whereby for each dollar invested, the investor(s) making such investment would be issued two (2) shares of common stock of the Company and a warrant to purchase two (2) shares of common stock of the Company with an exercise price of $0.75 per share and a term of five (5) years. The proceeds of the private offering through December 31, 2011, resulted in the obligation to issue 650,000 shares of common stock (along with warrants for the purchase of an additional 650,000 shares of common stock at $0.75 per share).

During the three months ended March 31, 2012, OTLLC issued additional promissory notes to the Company in the amount of $200,000 in connection with the advance by the Company to OTLLC of $200,000, for a total cumulative amount of $525,000 of promissory notes as of March 31, 2012. In April 2012, OTLLC issued additional promissory notes to the Company in the amount of $200,000 in connection with the advance by the Company to OTLLC of an additional $200,000, for a total cumulative amount of $725,000 of promissory notes as of April 30, 2012, and the Closing Date. The funds for these advances were obtained by OTLLC pursuant to the private offering described above. At the Closing Date and April 30, 2012, $725,000 was included on the Company’s balance sheet as notes receivable from OTLLC. Subsequent to April 30, 2012, upon the closing of the Merger on May 4, 2012, all of the promissory notes receivable became intercompany transactions within the consolidated corporate group and were cancelled.

The proceeds of the private offering between December 31, 2011 and the Closing Date resulted in the obligation to issue 800,000 shares of common stock (along with warrants for the purchase of an additional 800,000 shares of common stock at $0.75 per share and a term of five (5) years) in addition to the obligation to issue 650,000 shares of common stock (along with warrants for the purchase of an additional 650,000 shares of common stock at $0.75 per share) that existed at December 31, 2011. Of the resulting cumulative total of 1,450,000 shares that the Company was obligated to issue pursuant to the private offering through April 30, 2012 and the Closing Date, 800,000 shares (along with the warrants for the purchase of 800,000 additional shares at $0.75 per share and a term of five (5) years) were issued on March 12, 2012, so that as of April 30, 2012 and the Closing Date, the net amount of 650,000 shares (along with warrants for the purchase of an additional 650,000 shares at $0.75 per share) remained to be issued by the Company to fulfill subscriptions in an aggregate amount of $325,000.

7.	Other Short-Term Debt

Other short-term debt consists of the following at December 31,

2011
Short-term notes, principal balance	$401,178
Promissory notes related to proposed merger (Note 16)	325,000
Accrued interest on short-term notes	13,646

Total short-term notes and interest	$739,824

During the year ended December 31, 2011 the Company was unable to complete a financing with a private equity firm that had been expected to provide the Company with adequate capital. To fund continuing operations at a reduced level of expenditures, the Company issued short-term notes to several individuals. In addition, one vendor required that the outstanding accounts payable balance of $287,145 be converted to a promissory note. Such note accrues interest at 10% annually and is payable upon demand.

In October 2011, the Company signed a binding letter of intent to negotiate a merger agreement with a publicly-listed company. In connection with the letter of intent, the Company was advanced a total of $325,000, in exchange for promissory notes, to fund the Company’s activities. The promissory notes are payable at the time of closing of the proposed merger. In the event that the merger is not completed, the notes accrue interest at 5% annually and become payable when the Company experiences one of several events as defined in the promissory notes.

Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Other Current Liabilities
8.	Other Current Liabilities

Other liabilities consisted of the following:

	June 30, 2012	December 31, 2011
Accrued legal expenses	$5,000	$—
Accrued accounting expenses	10,016	20,420
Accrued benefits and other	3,656	4,340

Total other current liabilities	$18,672	$24,760

8.	Other Current Liabilities

Other liabilities consisted of the following at December 31,

	2011	2010
Accrued operating expenses	$24,760	$10,869
Unearned grant income	—	59,600

Total other current liabilities	$24,760	$70,469

Unearned Grant Income

During the year ended December 31, 2007, OTI received a grant from the Singapore Economic Development Board (EDB). OTI was not able to fulfill its obligations under the grant agreement and was therefore liable to return the grant to the EDB.

OTI recognized the income in April of 2011, after receiving confirmation that the EDB had agreed to waive the clawback of funds disbursed for the grant.

Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes Payable
9.	Notes Payable

The Company, through its wholly-owned subsidiary OTLLC, has three outstanding series of convertible notes (the Series C-1 notes, the Series C-2 notes, and the Series C-3 notes, collectively the “Notes”) with a combined total principal obligation of $2,585,816 and $2,579,220 at June 30, 2012 and December 31, 2011, respectively. Accrued interest on the Notes as of June 30, 2012 and December 31, 2011, were $204,195 and $139,727, respectively, resulting in a total obligation of $2,790,012 and $2,718,947 as of June 30, 2012 and December 31, 2011, respectively. Each series of Notes is convertible under certain circumstances into the Company’s common stock at different conversion rates. The holders of the Notes received detachable warrants to purchase common stock at $0.3125 per share in connection with their investment in the Notes. In November 2010, OTLLC issued the Series C-1 notes as payoff of the previously outstanding Series A convertible notes and the Series C-2 notes for the previously outstanding Series B convertible notes.

The following table shows the number of shares of common stock that would have been issued if all of the Notes were converted and the related warrants were all exercised as of June 30, 2012:

As of June 30, 2012
Convertible Debt	Conversion Price	Principal and Interest Amounts	Potential Shares Issued if Notes Converted	Shares Issued if Warrants Exercised@ $0.3125
Series C-1 Notes	$0.0625	$1,050,500	16,808,000	2,841,440
Series C-2 Notes	$0.1875	1,128,850	6,020,533	3,200,000
Series C-3 Notes	$0.1500	610,662	4,071,080	1,972,000

		$2,790,012	26,899,613	8,013,440

The following table shows the number of shares of common stock that would have been issued if all of the Notes were converted and the related warrants were all exercised as of December 31, 2011:

As of December 31, 2011
Convertible Debt	Conversion Price	Principal and Interest Amounts	Potential Shares Issued if Notes Converted	Shares Issued if Warrants Exercised@ $0.3125
Series C-1 Notes	$0.0625	$1,026,265	16,420,240	2,841,440
Series C-2 Notes	$0.1875	1,102,807	5,881,640	3,200,000
Series C-3 Notes	$0.1500	589,875	3,932,504	1,972,000

		$2,718,947	26,234,384	8,013,440

The Company has not included these share equivalents in earnings per share calculations as they are anti-dilutive.

Interest on the Notes accrues at the rate of 5% per annum, compounded annually, and is payable at the election of the Company on the last day of each calendar quarter. Accrued but unpaid interest is added to the principal. Accrued and unpaid interest will be converted to shares of common stock if the related Note principal is converted to common stock. The accrued and unpaid interest becomes payable on the maturity date of December 31, 2012. If not converted or paid on the maturity date, then any accrued and unpaid interest on the Notes will be added to the Note principal and the then outstanding principal balance will be payable in two equal annual installments on December 31, 2013 and December 31, 2014, together with interest earned at the rate of 5% per annum, compounded annually, which interest shall be paid quarterly commencing in the first quarter of 2013. The Notes are secured by substantially all assets of OTLLC.

Notes payable consist of the following:

	June 30, 2012	December 31, 2011
Convertible notes (C-1, C-2 and C-3)	$2,585,816	$2,579,220
Debt discount - beneficial conversion feature	(767,448)	(867,273)
Debt discount - warrant value	(52,473)	(62,073)

Net	$1,765,895	$1,649,874

The previously outstanding Series A convertible notes payable were determined to have an embedded beneficial conversion feature under the provisions of FASB ASC 470-20, “Debt with Conversion and Other Options” based on the 2008 and 2009 issuances at market value of $2 per share and an exercise price of $1.00 per share. In accordance with ASC 470-20, an embedded conversion feature present in a convertible instrument shall be recognized separately at issuance by allocating a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital. A discount of $887,950 was recorded for Series A convertible note issuances during 2008 through 2009 and amortization expense recognized in the amounts of $0 and $180,826 for the years ended December 31, 2011 and December 31, 2010, respectively.

In November 2010, OTLLC extinguished previously issued Series A and Series B convertible notes and issued new Series C-1 and Series C-2 convertible notes to replace the Series A and Series B notes. As a result of this transaction, a gain on extinguishment of debt was recognized in the amount of $264,676 under the provisions of ASC 470-50, “Modifications and Extinguishments”.

The Series C-1 convertible notes, issued in exchange for the Series A convertible notes, were also determined to have an embedded beneficial conversion feature under the provisions of ASC 470-20, “Debt with Conversion and Other Options” based on the November 2010 market value of $1 per share and an exercise price of $.50 per share. In accordance with ASC 470-20, an embedded conversion feature present in a convertible instrument shall be recognized separately at issuance by allocating a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital. A discount of $972,070 was recorded at November 2010 for the Series C-1 convertible note issuances and amortization expense recognized in the amounts of $99,825 and $33,229 for the six month periods ended June 30, 2012 and 2011, respectively. The unamortized discount balance as of June 30, 2012 and December 31, 2011 was $767,448 and $867,273, respectively.

9.	Notes Payable

The Company has outstanding three series of convertible notes issued November 2010 (the Series C-1 notes, the Series C-2 notes, and the Series C-3 notes, collectively the “Notes”) with a combined total principal obligation of $2,579,220 at December 31, 2011 and $2,434,637 at December 31, 2010. Combined interest obligations as of December 31, 2011 and 2010 of $139,728 and $13,912 result in a total obligation of $2,718,947 and $2,448,550 as of December 31, 2011 and 2010, respectively. Each series of Notes is convertible under certain circumstances into the Company’s shares at different conversion rates. The holders of the Notes received detachable warrants to purchase shares at $0.3125 per share in connection with their investment in the Notes. In November 2010, the Company issued the Series C-1 notes as payoff of the previously outstanding Series A convertible notes and the Series C-2 notes for the previously outstanding Series B convertible notes.

The following table shows the number of potential shares that would be issued if all the Notes were converted and the related warrants were all exercised as of December 31, 2011:

As of December 31, 2011
Convertible Debt	Conversion Price	Principal and Interest Amounts	Potential Shares Issued if Notes Converted	Shares Issued if Warrants Exercised@ $0.3125
Series C-1 Notes	$0.0625	$1,026,265	16,420,240	2,841,440
Series C-2 Notes	$0.1875	1,102,807	5,881,640	3,200,000
Series C-3 Notes	$0.1500	589,875	3,932,504	1,972,000

		$2,718,947	26,234,384	8,013,440

The following table shows the number of potential shares that would be issued if all the Notes were converted and the related warrants were all exercised as of December 31, 2010:

As of December 31, 2010
Convertible Debt	Conversion Price	Principal and Interest Amounts	Potential Shares Issued if Notes Converted	Shares Issued if Warrants Exercised@ $0.3125
Series C-1 Notes	$0.0625	$977,662	15,642,592	2,841,440
Series C-2 Notes	$0.1875	1,050,578	5,603,080	3,200,000
Series C-3 Notes	$0.1500	420,310	2,802,064	1,672,000

		$2,448,550	24,047,736	7,713,440

The Company has not included these shares in earnings per share calculations as they are anti-dilutive.

Interest on the Notes accrues at the rate of 5% per annum, compounded annually, and is payable at the election of the Company on the last day of each calendar quarter. Accrued but unpaid interest is added to the principal. Accrued and unpaid interest will be converted to shares if the related Note principal is converted to shares. The accrued and unpaid interest becomes payable on the maturity date of December 31, 2012. If not converted or paid on the maturity date, then any accrued and unpaid interest on the Notes will be added to the Note principal and the then outstanding principal balance will be payable in two equal annual installments on December 31, 2013 and December 31, 2014, together with interest earned at the rate of 5% per annum, compounded annually, which interest shall be paid quarterly commencing in the first quarter of 2013. The Notes are secured by substantially all assets of the Company.

Notes payable consist of the following at December 31,

	2011	2010
Convertible notes (C-1, C-2 and C-3)	$2,579,220	$2,434,638
Debt discount - beneficial conversion feature	(867,273)	(970,745)
Debt discount - warrant value	(62,073)	(77,614)

Net	$1,649,874	$1,386,279

The previously outstanding Series A convertible notes payable were determined to have an embedded beneficial conversion feature under the provisions of FASB ASC 470-20, “Debt with Conversion and Other Options” based on the 2008 and 2009 issuances at market value of $0.25 per share and an exercise price of $0.125 per share. In accordance with ASC 470-20, an embedded conversion feature present in a convertible instrument shall be recognized separately at issuance by allocating a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital. A discount of $887,950 was recorded for Series A convertible note issuances during 2008 thru 2009 and amortization expense recognized in the amounts of $0 and $ 180,826 for years ended December 31, 2011 and December 31, 2010, respectively.

In November 2010, the Company extinguished previously issued Series A and Series B convertible notes and issued new Series C-1 and Series C-2 convertible notes to replace the Series A and Series B notes. As a result of this transaction a gain on extinguishment of debt was recognized in the amount of $264,676 under the provisions of ASC 470-50, “Modifications and Extinguishments”.

The Series C-1 convertible notes, issued in exchange for the Series A convertible notes, were also determined to have an embedded beneficial conversion feature under the provisions of FASB ASC 470-20, “Debt with Conversion and Other Options” based on the November 2010 market value of $0.125 per share and an exercise price of $0.0625 per share. In accordance with ASC 470-20, an embedded conversion feature present in a convertible instrument shall be recognized separately at issuance by allocating a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital. A discount of $972,070 was recorded at November 2010 for the Series C-1 convertible note issuances and amortization expense recognized in the amounts of $103,472 and $1,325 for years ended December 31, 2011 and December 31, 2010, respectively. The unamortized discount balance as of December 31, 2011 and 2010 was $867,273 and $970,745, respectively.

Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Leases
10.	Leases

The Company’s only lease is for its office and production facility, consisting of approximately 9,957 square feet in a building located at 4251 Kellway Circle in Addison Texas. The Company is obligated to pay $6,597 per month through March 31, 2016. The Company began leasing its current facilities in April 2010 under an operating lease that extends through March 2016.

In August 2011 the Company reached an agreement with the lessor to issue Series C-3 notes as payment for the July 2011 through January 2012 rent. The Company also agreed to issue an additional $30,000 Series C-3 convertible note in exchange for the lessor’s acceptance of such agreement. This payment was amortized over the 7 months of rent paid by the note, increasing rent expense by $4,300 for the six month period ended March 31, 2012.

Rent expense relating to the operating lease agreement was $19,791 for each of the three month periods ended June 30, 2011 and 2010, and $43,882 and $39,582 for the six month periods ended June 30, 2012 and 2011, respectively.

As of December 31, 2011, the future minimum payments required under all operating leases with terms in excess of one year are as follows:

For the year ending December 31,	Amount
2012	$79,164
2013	79,164
2014	79,164
2015	79,164
2016	19,791

$336,447

10.	Leases

Rent expense relating to the operating lease agreement was $91,670 and $67,038 for the years ended December 31, 2011 and 2010, respectively. As of December 31, 2011, the future minimum payments required under all operating leases with terms in excess of one year are as follows:

For the year ending December 31,
2012	$79,164
2013	79,164
2014	79,164
2015	79,164
2016	19,791

$336,447

The Company’s only lease is for its office and production facility, consisting of approximately 9,957 square feet in a building located at 4251 Kellway Circle in Addison Texas. The Company is obligated to pay $6,597 per month through March 31, 2016.

The Company began leasing its current facilities in April of 2010 under an operating lease that extends through March of 2016. In August of 2011 the Company reached an agreement with the lessor to issue Series C-3 notes as payment for the July 2011 through January 2012 rent. The Company also agreed to issue an additional $30,000 Series C-3 convertible note in exchange for the lessor’s acceptance of such agreement. This payment is amortized over the 7 months of rent paid by note and charged to rent.

As of December 31, 2010, the Company remained obligated, under certain circumstances, to contractors for the leasehold improvements to the space in the amount of $37,287 (recorded as an accounts payable) and the lessor, 4257 Kellway Circle General Partnership, was contractually obligated to the Company in the amount of $40,000 (carried on the books as another receivable) to compensate the Company for leasehold improvements. The Company was not obligated to pay the contractors until the lessor paid the Company. In 2011, the lessor paid the Company, which subsequently paid the contractors. These leasehold improvements have been depreciated over the remaining life of the lease.

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies
11.	Commitments and Contingencies

From time to time, the Company is engaged in various legal proceedings that are routine in nature and incidental to its business. At this time, there are no legal proceedings to which the Company is a party nor, to management’s knowledge, are any material legal proceedings contemplated.

As of June 30, 2012, a number of the Company’s employees were covered by employment agreements. In general, the employment agreements contain non-compete provisions ranging from six months to one year following the term of the applicable agreement.

11.	Commitments and Contingencies

The Company is engaged in various legal proceedings that are routine in nature and incidental to its business. None of these proceedings, either individually or in the aggregate, is believed, in management’s option, to have a material adverse effect on either its consolidated financial position or its consolidated results of operations.

As of December 31, 2011, a number of the Company’s employees were covered by employment agreements. In general, the employment agreements contain non-compete provisions ranging from six months to one year following the term of the applicable agreement.

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Taxes
12.	Income Taxes

The Company has filed its tax returns as a corporation since inception. OTLLC is a limited liability company and, as such, does not pay income taxes. Prior to the Merger, OTLLC filed separate tax returns for each subsidiary that is a limited liability company and provided the applicable investors with appropriate personally individualized documentation. All returns for OTLLC, OTD and OTLIC are current through the 2011 tax year. The partial year return for OTLLC for operations through the date of the Merger is expected to be completed on a timely basis.

OTI is taxed in Singapore. All returns for OTI are current through the 2011 tax year. OTI generated substantial tax losses during its existence and therefore received a tax refund of $5,181 in 2011 for estimated taxes paid prior to 2009. No anticipated tax liability exists at June 30, 2012.

OAPS is taxed in Hong Kong. All returns for OAPS are current through the 2011 tax year. OAPS generated substantial tax losses during its existence and no anticipated tax liability exists at June 30, 2012.

12.	Income Taxes

Until the Closing Date (May 4, 2012), the taxable entity was OTLLC, a Limited Liability Company and, accordingly, the Company had no income tax liability prior to that date. The Company does file separate tax returns for each LLC and provide the applicable investors with appropriate personally individualized documentation. All returns for the Company, OTLLC, OTD and OTLLC are current through 2010 tax years and returns for the 2011 tax year are expected to be filed on a timely basis.

OTI is taxed in Singapore. The tax return for the year 2008 was filed on a timely basis but the returns for the 2009 and 2010 tax years were filed overdue. OTI generated substantial tax losses during its existence and therefore received a tax refund of $5,181 in 2011 for estimated taxes paid prior to 2009. No anticipated tax liability exists at December 31, 2011.

OAPS is taxed in Hong Kong. The tax return for the year 2008 was filed on a timely basis but the returns for the 2009 and 2010 tax years were filed overdue. OAPS generated substantial tax losses during its existence and no anticipated tax liability exists at December 31, 2011.

Capital	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Capital
13.	Capital

The Company was incorporated under the laws of the State of Nevada on August 22, 2007 with 100,000,000 authorized common shares with a par value of $0.001. On August 6, 2010, the Company effected a forward split of its shares of common stock on the basis of six new shares for one existing share, and amended its Articles of Incorporation to increase its number of authorized shares of common stock to 600,000,000 shares of common stock, with a par value of $0.006 per share. On October 31, 2011, certain shareholders, including two executive officers, surrendered, in aggregate, 30,000,000 shares of the Company’s common stock for cancellation. On November 17, 2011, an additional 1,000,000 shares were surrendered for cancellation. On November 4, 2011, the Board of Directors reduced the par value of the common shares from $0.006 to $0.001 per share. As of December 31, 2011 and January 31, 2012, 29,000,000 post-split common shares were issued and outstanding. The post-split common shares are shown as split from the date of inception. On April 19 and 30, 2012, certain shareholders surrendered for cancellation, in aggregate, an additional 14,000,000 shares of the Company’s common stock, leaving the remaining number of 15,000,000 post-split common shares.

During the year ended December 31, 2011, the Company entered into subscription agreements for units of the Company, at $0.50 per unit. The subscription agreements were in connection with the financing agreement (the “Financing Agreement”) that the Company signed on November 2, 2011, with Maxum Overseas Fund (“Maxum”) under which Maxum agreed to: (i) invest $100,000 in the common equity of the Company and (ii) either invest an additional amount up to $1,900,000 in the common equity of the Company or assist the Company in securing all or a portion of such $1,900,000 investment from alternate sources. Under the terms of the Financing Agreement, for each dollar invested, the investor(s) making such investment will be issued two (2) shares of common stock of the Company and a warrant to purchase two (2) shares of common stock of the Company with an exercise price of $0.75 per share and a term of five (5) years.

At both December 31, 2011 and January 31, 2012, the Company had received $325,000 for subscriptions representing the obligation to issue 650,000 shares (along with warrants having the right to purchase an additional 650,000 shares, each with an exercise price of $0.75 per share and a term of five years).

During the three months ended March 31, 2012, the Company received an additional $200,000 in subscriptions pursuant to the Financing Agreement representing the obligation to issue 400,000 shares (along with warrants having the right to purchase an additional 400,000 shares, each with an exercise price of $0.75 per share and a term of five years). In April 2012, the Company received an additional $200,000 in subscriptions pursuant to the Financing Agreement representing the obligation to issue an additional 400,000 shares (along with warrants having the right to purchase an additional 400,000 shares, each with an exercise price of $0.75 per share and a term of five years). The cumulative result of the subscriptions through April 30, 2012 and the Closing Date was the obligation to issue 1,450,000 shares (650,000 for subscriptions prior to December 31, 2011 plus 800,000 for subscriptions between January 1 and April 30, 2012) along with warrants having a five (5) year term to purchase 1,450,000 shares at $0.75 per share. On March 12, 2012, the Company fulfilled subscription agreements in the aggregate amount of $400,000 resulting in the issuance of 800,000 shares of common stock (along with warrants having a five (5) year term to purchase an additional 800,000 shares at $0.75 per share). As a result, as of April 30, 2012, the Company had the remaining obligation to fulfill $325,000 in subscriptions to issue the 650,000 shares (along with warrants having the right to purchase an additional 650,000 shares, each with an exercise price of $0.75 per share and a five (5) year term). Using the Black-Scholes stock price valuation model, $90,535 of the $400,000 proceeds related to the issued equity securities was allocated to the issuance of the warrants to purchase 800,000 shares.

On May 10, 2012 and May 15, 2012, the Company received a total of $775,000 from subscriptions resulting in the obligation to issue an aggregate of an additional 1,550,000 shares of common stock (along with warrants having the right to purchase 1,550,000 additional common shares, each with an exercise price of at $0.75 per share).

On March 19, 2012, the Company amended its Articles of Incorporation to authorize 50,000,000 shares of preferred stock, par value $0.001 per share. The Company’s shareholders approved the Restated Articles at a special meeting of shareholders held on March 19, 2012. No preferred stock has been subscribed for or issued as of the date hereof.

During the three month period ended March 31, 2011, membership units that were subsequently exchanged for 792,752 shares of common stock were issued in lieu of cash payments under employment agreements as described in note 6 and valued at $0.125 per share. In addition during the three month period ended March 31, 2011, membership units subsequently exchanged for 105,304 shares of common stock were issued in lieu of cash payment for other liabilities, also valued at $0.125 per share. During the three month period ended June 30, 2011, membership units that were subsequently exchanged for 80,000 shares of common stock based on a valuation of $0.125 per share were issued in lieu of cash in connection with the termination of a consulting agreement.

At April 30, 2012, 15,800,000 shares of common stock were issued and outstanding, consisting of the 15,000,000 post-split common shares plus the 800,000 shares issued in the fulfillment of the $400,000 in subscriptions on March 12, 2012. At the Closing of the Merger on May 4, 2012, the Company issued 16,502,121 additional common shares to the former OTLLC members.

In June 2012, an additional 2,200,000 shares were issued in the fulfillment of the $1,100,000 in the remaining subscriptions received but not yet fulfilled, resulting in a total of 34,502,121 common shares outstanding as of the date of this filing.

13.	Capital

As of December 31, 2011 and 2010, the Company has issued and outstanding a total of 16,502,121 and 13,930,288 shares, respectively. During 2011, 2,346,529 shares were issued under employment agreements as described in note 6 and valued at $0.125 per share, 145,304 shares were issued in lieu of cash payment for various liabilities and were valued at $0.125 per share, and 80,000 shares were issued to new investors and were valued at $0.125 per share for a total of 2,571,833 shares issued in 2011.

On March 19, 2012, the Company amended its Articles of Incorporation to authorize 50,000,000 shares of preferred stock, par value $0.001 per share. The Company’s shareholders approved the Restated Articles at a special meeting of shareholders held on March 19, 2012. No preferred stock has been subscribed for or issued.

Stock Options and Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock Options and Warrants
14.	Equity Options and Warrants

OTLLC adopted the 2004 Unit Option Plan under which officers, employees, advisors and managers could be awarded membership unit option grants. Under the 2004 Unit Option Plan, OTLLC’s board could fix the term and vesting schedule of each option. Vested options generally could remain exercisable for up to three months after a participant’s termination of service or up to 12 months after a participant’s death or disability. Typically, the exercise price of a nonqualified option must not be less than the fair market value of the units on the grant date. The exercise price of each unit option granted under the 2004 Plan must be paid in cash when the option is exercised. Generally, options are not transferable except by will or the laws of descent and distribution.

In connection with the Merger, the Company’s Board of Directors adopted the 2012 Equity Incentive Plan, previously filed as Exhibit 99.1 to the Company’s Current Report on Form 8-K filed on March 21, 2012. In connection with the Merger, each currently outstanding option to purchase an OTLLC unit was converted into an option to purchase eight (8) shares of the Company’s common stock under the Company’s 2012 Equity Incentive Plan. Immediately prior to Closing, there were 345,388 options to purchase OTLLC units outstanding. This resulted in the issuance of options to purchase 2,763,104 shares of the Company’s common stock at prices ranging from $0.13 per share to $0.63 per share.

On May 4, 2012, the date of the closing of the Merger, all (except 400,000) of the unvested options became fully vested since the Merger was a “change of control” as defined in the 2004 Unit Option Plan. As a result, there are currently 2,363,104 fully vested options outstanding at an average exercise price of $0.18 per share and 400,000 unvested options outstanding with an exercise price of $0.125 per share.

Stock Options

The Company used the modified Black-Scholes model to estimate the fair value of employee options on the date of grant utilizing the assumptions noted below. The risk-free rate is based on the U.S. Treasury bill yield curve in effect at the time of grant for the expected term of the option. The expected term of options granted represents the period of time that the options are expected to be outstanding. Expected volatilities are based on historical volatilities of selected technology stock mutual funds. The dividend yield was zero since the Company will not be paying dividends for the foreseeable future.

Range of risk-free interest rates	1.62% - 3.19%
Expected term of options in years	5.839 – 6.5058
Range of expected volatility	34.74% – 38.42%

A summary of option activity for the years ended December 31, 2011 and 2010 follows:

	For the year ended December 31,
	2011		2010
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at the beginning of the year	2,803,104	$0.209	1,533,304	$0.245
Granted	—	$—	2,160,000	$0.226
Exercised	—	$—	—	$—
Forfeited and expired	(440,000)	$0.324	(890,200)	$0.311

Outstanding at the end of the year	2,363,104	$0.188	2,803,104	$0.209

Exercisable at the end of the year	1,153,104	$0.225	761,104	$0.272

The Company recognized total compensation expense related to the stock options of $73,072 and $5,210 during the three month periods ended June 30, 2012 and 2011, respectively, and $79,179 and $10,838 for the six month periods ended June 30, 2012 and 2011, respectively. The acceleration of the vesting of unvested options as a result of the change in control that occurred on the closing of the Merger on May 4, 2012, significantly increased the option compensation expense in the first half of 2012. Compensation expense is included in selling, general and administrative expenses in the consolidated statement of operations. Total unrecognized compensation expense related to unvested unit options was $33,710 and $55,176 at December 31, 2011 and 2010, respectively.

During the six month period ended June 30, 2012, options for 400,000 shares, exercisable at $0.125 per share, with 25% annual vesting, were granted. No options were granted during 2011. The weighted average grant date fair value of share options granted during 2010 was $0.226.

Common stock options outstanding and exercisable at December 31, 2011 were as follows:

For the year ended December 31, 2011
	Options Outstanding		Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Years of Remaining Contractual Life	Number Outstanding
$0.125	1,623,104	8.59	583,104
$0.25	240,000	7.07	160,000
$0.325	340,000	2.38	340,000
$0.375	120,000	8.67	30,000
$0.625	40,000	3.48	40,000

Total	2,363,104		1,153,104

Common stock options outstanding and exercisable at December 31, 2010 were as follows:

For the year ended December 31, 2010
	Options Outstanding		Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Years of Remaining Contractual Life	Number Outstanding
$0.125	1,623,104	9.53	213,104
$0.25	240,000	8.01	120,000
$0.3125	360,000	9.62	48,000
$0.325	340,000	3.32	340,000
$0.375	200,000	9.37	—
$0.625	40,000	4.42	40,000

Total	2,803,104		761,104

The stock options outstanding and exercisable at December 31, 2011 and 2010 had an aggregate intrinsic value of zero as the aggregate exercise price was greater than the aggregate market value. No options were exercised during 2011 or 2010.

The Company has not included these common stock equivalents in earnings per share calculations as they are anti-dilutive.

Warrants

On March 12, 2012, as discussed in note 13 above, the Company fulfilled subscriptions for the issuance of 800,000 shares along with warrants having the right to purchase 800,000 shares of common stock at $0.75 per share, expiring in 5 years from the date of issuance. On June 29, 2012, the Company fulfilled subscriptions for the issuance of 2,200,000 shares along with warrants having the right to purchase 2,200,000 shares of common stock at $0.75 per share, expiring in 5 years from the date of issuance. Therefore, shares that may potentially be issued upon the exercise of warrants as a result of subscriptions received by the Company through June 30, 2012 are as follows:

	Number of shares potentially issuable	Weighted average exercise price
Balance, December 31, 2011	—	$—

Issued in fulfillment of subscriptions	3,000,000	0.75
Exercised	—	—

Balance, June 30, 2012	3,000,000	$0.75

When subscriptions are fulfilled by the Company, the warrants related to each individual subscription are dated as of the date the subscription funds were received by the Company, regardless of the date on which the obligation is ultimately fulfilled. Therefore, all warrants have a term of five years from date the subscription funds were received.

At June 30, 2012, the remaining number of years to expiration and the weighted average term to expiration for the 3,000,000 outstanding warrants related to subscriptions that had been fulfilled through that date were as follows:

Expiration Date	Number of shares potentially issuable	Remaining years to expiration and weighted average	Fair Value of Warrants
October 26, 2016	200,000	4.33	$22,958
November 1, 2016	50,000	4.34	5,630
December 4, 2016	200,000	4.43	22,575
December 27, 2016	200,000	4.50	22,547
February 13, 2017	50,000	4.63	5,601
February 27, 2017	100,000	4.67	11,224
March 12, 2017	250,000	4.70	28,201
April 4, 2017	150,000	4.76	17,059
April 22, 2017	250,000	4.81	28,095
May 9, 2017	500,000	4.86	55,874
May 14, 2017	1,050,000	4.87	117,039

	3,000,000	4.74	$336,802

Using the Black-Scholes stock price valuation model, $336,802 of the $1,500,000 proceeds related to the fulfillment of the subscriptions during the six months ended June 30, 2012, has been allocated to the warrants to purchase 3,000,000 shares. The following assumptions were used for the Black-Scholes valuation of the warrants issued:

Assumption
Dividend rate	0%
Annualized volatility	39.00%
Risk free interest rate	0.73% - 1.20%
Expected life of warrants (years)	5.00

At both June 30, 2012 and December 31, 2011, the Company had issued warrants for 8,013,440 shares of common stock to the holders of the Notes (see note 9) and additional warrants for 107,672 shares of common stock to other individuals for a total of 8,121,112 warrants outstanding. Of the warrants outstanding, 42,672 were issued in 2009, exercisable at $0.375 per share and had a weighted average grant date fair value of $0.009. In 2010, 7,768,440 warrants were issued, exercisable at $0.3125 per share, having a weighted average grant date fair value of $0.010. The remaining 310,000 warrants were issued in 2011, also exercisable at $0.3125 per share, having a weighted average grant date fair value of $0.008. The Company uses the modified Black-Scholes model to estimate the fair value of warrants on the date of issuance. Under the provisions of FASB ASC 470-20-25, the Company allocated the fair value of the warrants at issuance and recorded debt discount and additional paid in capital in the amounts of $0 and $762 for the three month periods ended June 30, 2012 and 2011, respectively, and $0 and $2,812 for the six month periods ended June 30, 2012 and 2011, respectively. Noncash interest expense reflecting the amortization of debt discount related to the warrant issuances of $9,599 and $9,033 was recorded for the six month periods ended June 30, 2012 and 2011, respectively.

The Company has not included these common stock equivalents in earnings per share calculations as they are anti-dilutive.

14.	Stock Options and Warrants

The Company adopted the 2004 Unit Option Plan under which officers, employees, advisors and managers may be awarded membership unit option grants. Under the 2004 Unit Option Plan, the board may fix the term and vesting schedule of each option. Vested options generally remain exercisable for up to three months after a participant’s termination of service or up to 12 months after a participant’s death or disability. Typically, exercise price of a nonqualified option must not be less than the fair market value of the units on the grant date. The exercise price of each unit option granted under the 2004 Plan must be paid in cash when the option is exercised. Generally, options are not transferable except by will or the laws of descent and distribution.

Stock Options

The Company used the modified Black-Scholes model to estimate the fair value of employee stock options on the date of grant utilizing the assumptions noted below. The risk-free rate is based on the U.S. Treasury bill yield curve in effect at the time of grant for the expected term of the option. The expected term of options granted represents the period of time that the options are expected to be outstanding. Expected volatilities are based on historical volatilities of selected technology stock mutual funds. The dividend yield was zero since the Company will not be paying dividends for the foreseeable future.

Range of risk-free interest rates	1.62% - 3.19%
Expected term of options in years	5.839 – 6.5058
Range of expected volatility	34.74% – 38.42%

A summary of option activity for the years ended December 31, 2011 and 2010 follows:

	For the year ended December 31,
	2011		2010
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at the beginning of the year	2,803,104	$0.209	1,533,304	$0.245
Granted	—	$—	2,160,000	$0.226
Exercised	—	$—	—	$—
Forfeited and expired	(440,000)	$0.324	(890,200)	$0.311

Outstanding at the end of the year	2,363,104	$0.188	2,803,104	$0.209

Exercisable at the end of the year	1,153,104	$0.225	761,104	$0.272

The Company recognized total compensation expense related to the stock options of $20,896 and $10,352 during 2011 and 2010, respectively. Compensation expense is included in selling, general and administrative expenses in the consolidated statement of operations. Total unrecognized compensation expense related to unvested options was $33,710 and $55,176 at December 31, 2011 and 2010, respectively.

No stock options were granted during 2011. The weighted average grant date fair value of stock options granted during 2010 was $0.0325.

Stock options outstanding and exercisable at December 31, 2011 were as follows:

For the year ended December 31, 2011
	Options Outstanding		Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Years of Remaining Contractual Life	Number Outstanding
$0.125	1,623,104	8.59	583,104
$0.25	240,000	7.07	160,000
$0.325	340,000	2.38	340,000
$0.375	120,000	8.67	30,000
$0.625	40,000	3.48	40,000

Total	2,363,104		1,153,104

Stock options outstanding and excercisable at December 31, 2010 were as follows:

For the year ended December 31, 2010
	Options Outstanding		Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Years of Remaining Contractual Life	Number Outstanding
$0.125	1,623,104	9.53	213,104
$0.25	240,000	8.01	120,000
$0.3125	360,000	9.62	48,000
$0.325	340,000	3.32	340,000
$0.375	200,000	9.37	—
$0.625	40,000	4.42	40,000

Total	2,803,104		761,104

The options outstanding and exercisable at December 31, 2011 and 2010 had an aggregate intrinsic value of zero as the aggregate exercise price was greater than the aggregate market value. No options were exercised during 2011 or 2010.

The Company has not included these shares in earnings per share calculations as they are anti-dilutive.

Warrants

At December 31, 2011, the Company has issued warrants for 8,013,440 shares to the holders of the Notes (see note 9) and additional warrants for 107,672 shares to other individuals for a total of 8,121,111 warrants outstanding. Of the warrants outstanding, 42,672 were issued in 2009, exercisable at $0.375 per share and had a weighted average grant date fair value of $0.009. In 2010, 7,768,440 warrants were issued, exercisable at $0.3125 per share, that had a weighted average grant date fair value of $0.01. The remaining 310,000 warrants were issued in 2011, exercisable at $0.3125 per share and had a weighted average grant date fair value of $0.008. The Company uses the modified Black-Scholes model to estimate the fair value of warrants on the date of issuance. Under the provisions of FASB ASC 470-20-25, the Company allocated the fair value of the warrants at issuance and recorded debt discount and additional paid in capital in the amounts of $2,812 and $79,608 for the years ended December 31, 2011 and 2010, respectively. Amortization of debt discount related to the warrant issuances of $18,353 (including $99 for warrants not related to the convertible notes) and $1,994 (including $563 for warrants not related to the convertible notes) was recorded for the years ended December 31, 2011 and 2010, respectively.

The Company has not included these shares in earnings per share calculations as they are anti-dilutive.

Benefit Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Benefit Plans
15.	Benefit Plans

The Company established a 401(k) Plan (the “Plan”) for eligible employees of the Company. Generally, all employees of the Company who are at least twenty-one years of age and who have completed one-half year of service are eligible to participate in the Plan. The Plan is a defined contribution plan that provides that participants may make voluntary salary deferral contributions, on a pretax basis, between 1% and 15% of their compensation in the form of voluntary payroll deductions, up to a maximum amount as indexed for cost of living adjustments. The Company may make discretionary contributions. In 2011 the Company made contributions of $833 and paid $2,775 in maintenance fees.

15.	Benefit Plans

The Company established a 401(k) Plan (the “Plan”) for eligible employees of the Company. Generally, all employees of the Company who are twenty-one years of age and who have completed one-half year of service are eligible to participate in the Plan. The Plan is a defined contribution plan that provides that participants may make voluntary salary deferral contributions, on a pretax basis, between 1% and 15% of their compensation in the form of voluntary payroll deductions, up to a maximum amount as indexed for cost of living adjustments. The Company may make discretionary contributions. In 2011 the Company made contributions of $833 and paid $2,775 in maintenance fees. In 2010, the Company made contributions of $3,922 and paid $2,775 in maintenance fees.

Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Going Concern
16.	Going Concern

The Company has accumulated losses from inception through June 30, 2012 of $9,160,780, has minimal assets, and has negative working capital. These factors raise substantial doubt about the Company’s ability to continue as a going concern. These factors may have potential adverse effects on the Company including the ceasing of operations.

On May 4, 2012, the Company completed the Merger with a publicly-traded company. See note 13 above. The Merger is expected to enable the Company to obtain substantial additional equity capital to finance the Company’s operations through at least 2012, although such funding is not guaranteed. If capital raising efforts are unsuccessful, discontinuance of operations is possible. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

16.	Going Concern

The Company has accumulated losses from inception through December 31, 2011 of $8,069,326, has minimal assets, and has negative working capital. These factors raise substantial doubt about the Company’s ability to continue as a going concern. These factors may have potential adverse effects on the Company including the ceasing of operations.

Management presently believes it has the resources to fund the Company’s operations through at least 2012. The Company’s ability to continue as a going concern is dependent on its ability to generate future profitable operations and/or to obtain the necessary financing or equity capital to meet its obligations.

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events
18.	Subsequent Events

The Company has evaluated subsequent events that occurred after June 30, 2012 through August 9, 2012, the date this report was available to be issued. Any material subsequent events that occurred during that time period have been properly recognized or disclosed in the Company’s financial statements.

On July 23, 2012, the Company received an additional $250,000 in cash in connection with subscriptions pursuant to the Financing Agreement, representing the obligation to issue 500,000 shares of common stock (along with warrants having the right to purchase an additional 500,000 shares, each with an exercise price of $0.75 per share and a term of five years).

17.	Subsequent Events

The Company has evaluated subsequent events that occurred after December 31, 2011 through September 7, 2012, the date these reports were available to be issued. Any material subsequent events that occurred during that time period have been properly recognized or disclosed in the Company’s financial statements.

Related Party Transactions	6 Months Ended
Jun. 30, 2012
Related Party Transactions
17.	Related Party Transactions

At April 30, 2012, and January 31, 2012, advances in the amount of $105,505 were due to former officers and directors of the Company. These advances were non-interest bearing and payable on demand. In connection with the Closing of the Merger on May 4, 2012, these obligations were forgiven by the former officers and directors of the Company. In addition, under the terms of the Merger, the former officers and directors of the Company were responsible for personally settling all outstanding accounts payable and accrued liabilities as shown on the Company’s April 30, 2012, balance sheet in the total amount of $54,434 and any additional costs incurred up to the date of their resignations.

Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Principles of Consolidation and Basis of Presentation

Principles of Consolidation and Basis of Presentation

The Company uses the accrual method of accounting and all amounts are denominated in United States dollars. The accounts for OTI, which are maintained in Singapore dollars, have been converted from Singapore dollars to United States dollars at historical exchange rates.

All significant intercompany accounts and transactions have been eliminated in the consolidation. “Due to affiliates” represents amounts due to entities that own equity or indebtedness of the Company or a subsidiary but that are not part of the consolidated company presented herein.

Principles of Consolidation and Basis of Presentation

The Company uses the accrual method of accounting and all amounts are denominated in United States dollars. The accounts for OTI, which are maintained in Singapore dollars, have been converted from Singapore dollars to United States dollars at historical exchange rates.

All significant intercompany accounts and transactions have been eliminated in the consolidation. “Due to affiliates” represents amounts due to entities that are not part of the consolidated company presented herein from entities that are within the consolidated company.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue from products when the goods are shipped pursuant to a customer’s purchase order. Revenue from royalties is recorded in the period in which the sales of the underlying products are made. Revenue from license fees is recognized in the period in which they are due and payable.

Revenue Recognition

The Company recognizes revenue from products when the goods are shipped pursuant to a customer’s purchase order. Revenue from royalties is recorded in the period in which the sales of the underlying products are made. Revenue from license fees is recognized in the period in which they are due and payable.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates that affect the amounts reported in the consolidated financial statements and the accompanying notes. Accounting estimates and assumptions are those that management considers to be the most critical to an understanding of the consolidated financial statements because they inherently involve significant judgments and uncertainties. All of these estimates reflect management’s judgment about current economic and market conditions and their effects based on information available as of the date of these consolidated financial statements. If such conditions persist longer or deteriorate further than expected, it is reasonably possible that the judgments and estimates could change, which may result in future impairments of assets, among other effects.

Significant estimates include the carrying value of intangible assets and the value of equity instruments, including convertible notes, stock options, warrants, and membership units issued in lieu of cash.

Use of Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates that affect the amounts reported in the consolidated financial statements and the accompanying notes. Accounting estimates and assumptions are those that management considers to be the most critical to an understanding of the consolidated financial statements because they inherently involve significant judgments and uncertainties. All of these estimates reflect management’s judgment about current economic and market conditions and their effects based on information available as of the date of these consolidated financial statements. If such conditions persist longer or deteriorate further than expected, it is reasonably possible that the judgments and estimates could change, which may result in future impairments of assets, among other effects.

Significant estimates include the carrying value of intangible assets and the value of equity instruments, including convertible notes, stock options, warrants, and shares issued in lieu of cash.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held in bank demand deposits. The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held in bank demand deposits. The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are accounted for at fair value, do not bear interest, and are short-term in nature. The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability to collect on accounts receivable. Based on management’s assessment, the Company provides for estimated uncollectible amounts through a charge to earnings and a credit to the valuation allowance. Balances that remain outstanding after the Company has used reasonable collection efforts are written off through a charge to the valuation allowance and a credit to accounts receivable. The Company does not require collateral.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are accounted for at fair value, do not bear interest, and are short-term in nature. The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability to collect on accounts receivable. Based on management’s assessment, the Company provides for estimated uncollectible amounts through a charge to earnings and a credit to the valuation allowance. Balances that remain outstanding after the Company has used reasonable collection efforts are written off through a charge to the valuation allowance and a credit to accounts receivable. The Company does not require collateral.

Concentrations of Credit Risk

Concentrations of Credit Risk

Certain balance sheet items that potentially subject the Company to concentrations of credit risk are primarily accounts receivable. Concentrations of credit risk with accounts receivable are generally mitigated by the size of the Company’s customers. The Company performs ongoing credit evaluations of its customers and maintains an allowance for doubtful accounts based upon the expected collectability of all accounts receivable.

Concentrations of Credit Risk

Certain balance sheet items that potentially subject the Company to concentrations of credit risk are primarily accounts receivable. Concentrations of credit risk with accounts receivable are generally mitigated by the size of the Company’s customers. The Company performs ongoing credit evaluations of its customers and maintains an allowance for doubtful accounts based upon the expected collectability of all accounts receivable.

Inventory

Inventory

Inventory is carried at the lower of cost or market. A physical inventory count is taken at the end of each calendar quarter and the accounting records are adjusted to match the physical inventory.

Inventory

Inventory is carried at the lower of cost or market. A physical inventory count is taken at the end of each calendar quarter and the accounting records are adjusted to match the physical inventory.

Property and Equipment

Property and Equipment

Property, equipment, computer hardware and software, and leasehold improvements are carried at historical cost. Expenditures are capitalized only if the cost of the individual asset exceeds $1,200 and the asset is expected to have a business use for greater than 12 months.

Depreciation is calculated on a straight line basis over the estimated useful life of the property acquired. Equipment and furniture is depreciated over 60 months. Computer software and hardware is depreciated over 36 months. Leasehold improvements are amortized over the life of the lease or the life of the improvement, whichever is shorter.

Inter-company transfers of assets are recorded at depreciated cost, with no change in estimated life or monthly depreciation.

Property and Equipment

Property, equipment, computer hardware and software, and leasehold improvements are carried at historical cost. Expenditures are capitalized only if the cost of the individual asset exceeds $1,200 and the asset is expected to have a business use for greater than 12 months.

Depreciation is calculated on a straight line basis over the estimated useful life of the property acquired. Equipment and furniture is depreciated over 60 months. Computer software and hardware is depreciated over 36 months. Leasehold improvements are amortized over the life of the lease or the life of the improvement, whichever is shorter.

Inter-company transfers of assets are recorded at depreciated cost, with no change in estimated life or monthly depreciation.

Research and Development	Research and Development The Company expenses all costs associated with the development of applications for the Company’s technology as the costs are incurred.	Research and Development The Company expenses all costs associated with the development of applications for the Company’s technology as the costs are incurred.
Intangible Assets

Intangible Assets

Amortization is computed based on the straight line method over the life of the patent, which is 180 months beginning with the month when the patent is granted. The amortization is based on the historical cost of each individual patent. Costs incurred to renew or extend the terms of patents are expensed as incurred.

The Company annually assesses whether the carrying value of its intangible assets exceeds their fair value and records an impairment loss equal to any excess.

Intangible Assets

Amortization is computed based on the straight line method over the life of the patent, which is 180 months beginning with the month when the patent is granted. The amortization is based on the historical cost of each individual patent. Costs incurred to renew or extend the terms of patents are expensed as incurred.

The Company annually assesses whether the carrying value of its intangible assets exceeds their fair value and records an impairment loss equal to any excess.

Income Taxes

Income Taxes

OTI and OAPS are not consolidated into the Company for purposes of United States tax filings and computations. OTLLC, OTD and OTLIC are limited liability companies and, as such, do not pay federal or state income taxes. Accordingly, no taxes have been accrued on the Company’s records.

Income Taxes

OTI and OAPS are not consolidated into the Company for purposes of United States tax filings and computations. OTLLC, OTD and OTLIC are limited liability corporations and, as such, do not pay federal or state income taxes. Accordingly, no taxes have been accrued on the Company’s records.

Stock-Based Compensation

Stock-Based Compensation

The Company utilizes equity based awards as a form of compensation for employees, officers and managers. The Company records compensation expense for all awards granted. After assessing alternative valuation models and amortization methods, the Company uses the Black-Scholes valuation model and straight-line amortization of compensation expense over the requisite service period for each grant. The Company will reconsider use of this model if additional information becomes available in the future that indicates another model would be more appropriate or if grants issued in future periods have characteristics that cannot be reasonably estimated using this model.

Stock-Based Compensation

The Company utilizes equity based awards as a form of compensation for employees, officers and managers. The Company records compensation expense for all awards granted. After assessing alternative valuation models and amortization methods, the Company uses the Black-Scholes valuation model and straight-line amortization of compensation expense over the requisite service period for each grant. The Company will reconsider use of this model if additional information becomes available in the future that indicates another model would be more appropriate or if grants issued in future periods have characteristics that cannot be reasonably estimated using this model.

Leases	Leases The Company leases office facilities under a non-cancelable operating lease. The Company recognizes rent on a straight-line basis over the lease term.	Leases The company leases office and data facilities under non-cancelable operating leases. The Company recognizes rent on a straight-line basis over the lease term.

Inventory (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Inventory	Inventory consists of the following:

	June 30, 2012	December 31, 2011
Raw materials	$83,956	$73,501
Work in process	—	—
Finished goods	1,631	2,267

Total Inventory	$85,587	$75,768

Inventory consists of the following at December 31,

	2011	2010
Raw materials	$73,501	$109,169
Finished goods	2,267	2,986

Total Inventory	$75,768	$112,155

Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property and Equipment

Property and equipment consist of the following:

	June 30, 2012	December 31, 2011
Leasehold improvements	$7,279	$7,279
Furniture and equipment	191,765	184,965

Property and equipment, gross	199,044	192,244
Accumulated depreciation	(177,014)	(164,418)

Net property and equipment	$22,030	$27,826

Property and equipment consist of the following at December 31,

	2011	2010
Leasehold improvements	$7,279	$7,279
Furniture and equipment	184,965	184,965

	$192,244	$192,244
Accumulated depreciation	(164,418)	(128,646)

Net property and equipment	$27,826	$63,598

Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Intangible Assets and Accumulated Amortization

The balances as of June 30, 2012, including intangible assets and accumulated amortization, are detailed as follows:

	As of June 30, 2012
Finite-Lived Intangible Assets	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Patents	15	$320,795	$(171,517)	$149,278

The balances as of December 31, 2011, including intangible assets and accumulated amortization, are detailed as follows:

	As of December 31, 2011
Finite-Lived Intangible Assets	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Patents	15	$320,795	$(159,976)	$160,819

The balances as of December 31, 2011, including intangible assets and accumulated amortization are detailed as follows:

Finite-Lived Intangible Assets	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Patents	15	320,795	(159,976)	160,819

		$320,795	$(159,976)	$160,819

The balances as of December 31, 2010, including intangible assets and accumulated amortization are detailed as follows:

Finite-Lived Intangible Assets	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Patents	15	320,795	(136,892)	183,903

		$320,795	$(136,892)	$183,903

Other Long Term Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Other Long Term Assets

Other long term assets consist of the following:

	June 30, 2012	December 31, 2011
Investment in subsidiaries	$100	$100
Other receivables	4,135	4,135
Security Deposits	6,597	6,597
Licenses	10,000	10,000

Total other assets	$20,832	$20,832

Other long term assets consist of the following at December 31,

	2011	2010
Licenses	$10,000	$10,000
Security Deposits	6,597	14,256
Other receivables	4,135	4,135
Investment in subsidiaries	100	100

Total other assets	$20,832	$28,491

Deferred Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Deferred Compensation

Deferred compensation consists of the following:

	June 30, 2012	December 31, 2011
Deferred wages	$191,167	$140,833
Accrued taxes on deferred compensation	25,632	25,632

Total deferred compensation	$216,799	$166,465

Deferred compensation consists of the following at December 31,

	2011	2010
Stock payable in lieu of wages	$—	$99,094
Deferred wages	140,833	42,917
Accrued taxes on deferred compensation	25,632	10,982

Total deferred compensation	$166,465	$152,993

Other Short-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Other Short-Term Debt

Other short-term debt consists of the following:

	June 30, 2012	December 31, 2011
Short-term notes, principal balance	$390,178	$401,178
Promissory notes related to proposed merger	—	325,000
Accrued interest on short-term notes	27,574	13,646

Total short-term notes and interest	$417,752	$739,824

Other short-term debt consists of the following at December 31,

2011
Short-term notes, principal balance	$401,178
Promissory notes related to proposed merger (Note 16)	325,000
Accrued interest on short-term notes	13,646

Total short-term notes and interest	$739,824

Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Other Liabilities

Other liabilities consisted of the following:

	June 30, 2012	December 31, 2011
Accrued legal expenses	$5,000	$—
Accrued accounting expenses	10,016	20,420
Accrued benefits and other	3,656	4,340

Total other current liabilities	$18,672	$24,760

Other liabilities consisted of the following at December 31,

	2011	2010
Accrued operating expenses	$24,760	$10,869
Unearned grant income	—	59,600

Total other current liabilities	$24,760	$70,469

Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Number of Shares of Common Stock Issued and Warrants Exercised on Conversion of Notes

The following table shows the number of shares of common stock that would have been issued if all of the Notes were converted and the related warrants were all exercised as of June 30, 2012:

As of June 30, 2012
Convertible Debt	Conversion Price	Principal and Interest Amounts	Potential Shares Issued if Notes Converted	Shares Issued if Warrants Exercised@ $0.3125
Series C-1 Notes	$0.0625	$1,050,500	16,808,000	2,841,440
Series C-2 Notes	$0.1875	1,128,850	6,020,533	3,200,000
Series C-3 Notes	$0.1500	610,662	4,071,080	1,972,000

		$2,790,012	26,899,613	8,013,440

The following table shows the number of shares of common stock that would have been issued if all of the Notes were converted and the related warrants were all exercised as of December 31, 2011:

As of December 31, 2011
Convertible Debt	Conversion Price	Principal and Interest Amounts	Potential Shares Issued if Notes Converted	Shares Issued if Warrants Exercised@ $0.3125
Series C-1 Notes	$0.0625	$1,026,265	16,420,240	2,841,440
Series C-2 Notes	$0.1875	1,102,807	5,881,640	3,200,000
Series C-3 Notes	$0.1500	589,875	3,932,504	1,972,000

		$2,718,947	26,234,384	8,013,440

The following table shows the number of potential shares that would be issued if all the Notes were converted and the related warrants were all exercised as of December 31, 2011:

As of December 31, 2011
Convertible Debt	Conversion Price	Principal and Interest Amounts	Potential Shares Issued if Notes Converted	Shares Issued if Warrants Exercised@ $0.3125
Series C-1 Notes	$0.0625	$1,026,265	16,420,240	2,841,440
Series C-2 Notes	$0.1875	1,102,807	5,881,640	3,200,000
Series C-3 Notes	$0.1500	589,875	3,932,504	1,972,000

		$2,718,947	26,234,384	8,013,440

The following table shows the number of potential shares that would be issued if all the Notes were converted and the related warrants were all exercised as of December 31, 2010:

As of December 31, 2010
Convertible Debt	Conversion Price	Principal and Interest Amounts	Potential Shares Issued if Notes Converted	Shares Issued if Warrants Exercised@ $0.3125
Series C-1 Notes	$0.0625	$977,662	15,642,592	2,841,440
Series C-2 Notes	$0.1875	1,050,578	5,603,080	3,200,000
Series C-3 Notes	$0.1500	420,310	2,802,064	1,672,000

		$2,448,550	24,047,736	7,713,440

Notes Payable

Notes payable consist of the following:

	June 30, 2012	December 31, 2011
Convertible notes (C-1, C-2 and C-3)	$2,585,816	$2,579,220
Debt discount - beneficial conversion feature	(767,448)	(867,273)
Debt discount - warrant value	(52,473)	(62,073)

Net	$1,765,895	$1,649,874

Notes payable consist of the following at December 31,

	2011	2010
Convertible notes (C-1, C-2 and C-3)	$2,579,220	$2,434,638
Debt discount - beneficial conversion feature	(867,273)	(970,745)
Debt discount - warrant value	(62,073)	(77,614)

Net	$1,649,874	$1,386,279

Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Future Minimum Payments of Operating Leases with Terms in Excess of One Year

As of December 31, 2011, the future minimum payments required under all operating leases with terms in excess of one year are as follows:

For the year ending December 31,	Amount
2012	$79,164
2013	79,164
2014	79,164
2015	79,164
2016	19,791

$336,447

As of December 31, 2011, the future minimum payments required under all operating leases with terms in excess of one year are as follows:

For the year ending December 31,
2012	$79,164
2013	79,164
2014	79,164
2015	79,164
2016	19,791

$336,447

Stock Options and Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock Option Estimation under Black-Sholes Model

The risk-free rate is based on the U.S. Treasury bill yield curve in effect at the time of grant for the expected term of the option. The expected term of options granted represents the period of time that the options are expected to be outstanding. Expected volatilities are based on historical volatilities of selected technology stock mutual funds. The dividend yield was zero since the Company will not be paying dividends for the foreseeable future.

Range of risk-free interest rates	1.62% - 3.19%
Expected term of options in years	5.839 – 6.5058
Range of expected volatility	34.74% – 38.42%

The risk-free rate is based on the U.S. Treasury bill yield curve in effect at the time of grant for the expected term of the option. The expected term of options granted represents the period of time that the options are expected to be outstanding. Expected volatilities are based on historical volatilities of selected technology stock mutual funds. The dividend yield was zero since the Company will not be paying dividends for the foreseeable future.

Range of risk-free interest rates	1.62% - 3.19%
Expected term of options in years	5.839 – 6.5058
Range of expected volatility	34.74% – 38.42%

Summary of Option Activity

A summary of option activity for the years ended December 31, 2011 and 2010 follows:

	For the year ended December 31,
	2011		2010
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at the beginning of the year	2,803,104	$0.209	1,533,304	$0.245
Granted	—	$—	2,160,000	$0.226
Exercised	—	$—	—	$—
Forfeited and expired	(440,000)	$0.324	(890,200)	$0.311

Outstanding at the end of the year	2,363,104	$0.188	2,803,104	$0.209

Exercisable at the end of the year	1,153,104	$0.225	761,104	$0.272

A summary of option activity for the years ended December 31, 2011 and 2010 follows:

	For the year ended December 31,
	2011		2010
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at the beginning of the year	2,803,104	$0.209	1,533,304	$0.245
Granted	—	$—	2,160,000	$0.226
Exercised	—	$—	—	$—
Forfeited and expired	(440,000)	$0.324	(890,200)	$0.311

Outstanding at the end of the year	2,363,104	$0.188	2,803,104	$0.209

Exercisable at the end of the year	1,153,104	$0.225	761,104	$0.272

Common Stock Options Outstanding and Exercisable

Common stock options outstanding and exercisable at December 31, 2011 were as follows:

For the year ended December 31, 2011
	Options Outstanding		Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Years of Remaining Contractual Life	Number Outstanding
$0.125	1,623,104	8.59	583,104
$0.25	240,000	7.07	160,000
$0.325	340,000	2.38	340,000
$0.375	120,000	8.67	30,000
$0.625	40,000	3.48	40,000

Total	2,363,104		1,153,104

Common stock options outstanding and exercisable at December 31, 2010 were as follows:

For the year ended December 31, 2010
	Options Outstanding		Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Years of Remaining Contractual Life	Number Outstanding
$0.125	1,623,104	9.53	213,104
$0.25	240,000	8.01	120,000
$0.3125	360,000	9.62	48,000
$0.325	340,000	3.32	340,000
$0.375	200,000	9.37	—
$0.625	40,000	4.42	40,000

Total	2,803,104		761,104

Stock options outstanding and exercisable at December 31, 2011 were as follows:

For the year ended December 31, 2011
	Options Outstanding		Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Years of Remaining Contractual Life	Number Outstanding
$0.125	1,623,104	8.59	583,104
$0.25	240,000	7.07	160,000
$0.325	340,000	2.38	340,000
$0.375	120,000	8.67	30,000
$0.625	40,000	3.48	40,000

Total	2,363,104		1,153,104

Stock options outstanding and excercisable at December 31, 2010 were as follows:

For the year ended December 31, 2010
	Options Outstanding		Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Years of Remaining Contractual Life	Number Outstanding
$0.125	1,623,104	9.53	213,104
$0.25	240,000	8.01	120,000
$0.3125	360,000	9.62	48,000
$0.325	340,000	3.32	340,000
$0.375	200,000	9.37	—
$0.625	40,000	4.42	40,000

Total	2,803,104		761,104

Shares Issuable upon Exercise of Warrants

Therefore, shares that may potentially be issued upon the exercise of warrants as a result of subscriptions received by the Company through June 30, 2012 are as follows:

	Number of shares potentially issuable	Weighted average exercise price
Balance, December 31, 2011	—	$—

Issued in fulfillment of subscriptions	3,000,000	0.75
Exercised	—	—

Balance, June 30, 2012	3,000,000	$0.75

Remaining Number of Years and Weighted Average Term to Expiration of Outstanding Warrants

At June 30, 2012, the remaining number of years to expiration and the weighted average term to expiration for the 3,000,000 outstanding warrants related to subscriptions that had been fulfilled through that date were as follows:

Expiration Date	Number of shares potentially issuable	Remaining years to expiration and weighted average	Fair Value of Warrants
October 26, 2016	200,000	4.33	$22,958
November 1, 2016	50,000	4.34	5,630
December 4, 2016	200,000	4.43	22,575
December 27, 2016	200,000	4.50	22,547
February 13, 2017	50,000	4.63	5,601
February 27, 2017	100,000	4.67	11,224
March 12, 2017	250,000	4.70	28,201
April 4, 2017	150,000	4.76	17,059
April 22, 2017	250,000	4.81	28,095
May 9, 2017	500,000	4.86	55,874
May 14, 2017	1,050,000	4.87	117,039

	3,000,000	4.74	$336,802

Black-Scholes Valuation Assumption of Warrants Issued

The following assumptions were used for the Black-Scholes valuation of the warrants issued:

Assumption
Dividend rate	0%
Annualized volatility	39.00%
Risk free interest rate	0.73% - 1.20%
Expected life of warrants (years)	5.00

Organization and Basis of Presentation - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012 Subsidiary	Dec. 31, 2011 Subsidiary	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Variable Interest Entities for Loans to Commercial Borrowers [Line Items]
Number of subsidiaries	3	3
Cash balance at the end of the period	$ 468,420	$ 86,685	$ 286,110	$ 144,787	$ 992,112
Accumulated losses	$ (9,160,780)	$ (8,069,326)		$ (6,421,740)
Oryon Technologies LLC
Schedule of Variable Interest Entities for Loans to Commercial Borrowers [Line Items]
Ownership Percentage	51.00%	51.00%
Remaining ownership percentage
Schedule of Variable Interest Entities for Loans to Commercial Borrowers [Line Items]
Ownership Percentage	49.00%	49.00%

Corporate History and the Merger - Additional Information (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jan. 01, 2011	Dec. 31, 2010	Aug. 06, 2010	Aug. 22, 2007	Oct. 24, 2011 Oryon Technologies LLC	Jan. 30, 2012 Oryon Technologies LLC
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Authorized common shares at incorporation	600,000,000	600,000,000		600,000,000	600,000,000	100,000,000
Par value of common shares at incorporation	$ 0.001	$ 0.001	$ 0.125	$ 0.001	$ 0.006	$ 0.001
Business merger common stock shares issued							16,502,121	16,502,121

Inventory (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Raw materials	$ 83,956	$ 73,501	$ 109,169
Work in process
Finished goods	1,631	2,267	2,986
Total Inventory	$ 85,587	$ 75,768	$ 112,155

Property and Equipment (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 199,044	$ 192,244	$ 192,244
Accumulated depreciation	(177,014)	(164,418)	(128,646)
Net property and equipment	22,030	27,826	63,598
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,279	7,279	7,279
Furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 191,765	$ 184,965	$ 184,965

Property and Equipment - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Depreciation expense	$ 4,538	$ 8,059	$ 12,596	$ 19,656	$ 35,771	$ 59,758

Intangible Assets - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Gross carrying cost	$ 320,795		$ 320,795	$ 320,795
Accumulated amortization	171,517		159,976	136,892
Weighted average amortisation period			8 years 7 months 6 days
Aggregate amortization expense Dec 31, 2012	23,084		23,084
Aggregate amortization expense Dec 31, 2013	23,084		23,084
Aggregate amortization expense Dec 31, 2014	23,084		23,084
Aggregate amortization expense Dec 31, 2015	23,084		23,084
Amortisation expense	$ 11,542	$ 11,542	$ 23,084	$ 26,331

Intangible Assets and Accumulated Amortization (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization Period (Years)		8 years 7 months 6 days
Gross Carrying Amount	$ 320,795	$ 320,795	$ 320,795
Accumulated Amortization	(171,517)	(159,976)	(136,892)
Intangible Assets Net	149,278	160,819	183,903
Patents
Finite-Lived Intangible Assets [Line Items]
Amortization Period (Years)	15 years	15 years	15 years
Gross Carrying Amount	320,795	320,795	320,795
Accumulated Amortization	(171,517)	(159,976)	(136,892)
Intangible Assets Net	$ 149,278	$ 160,819	$ 183,903

Other Long Term Assets (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Licenses	$ 10,000	$ 10,000	$ 10,000
Security Deposits	6,597	6,597	14,256
Other receivables	4,135	4,135	4,135
Investment in subsidiaries	100	100	100
Total other assets	$ 20,832	$ 20,832	$ 28,491

Deferred Compensation (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Savings And Investment Plan And Deferred Compensation [Line Items]
Stock payable in lieu of wages			$ 99,094
Deferred wages	191,167	140,833	42,917
Accrued taxes on deferred compensation	25,632	25,632	10,982
Total deferred compensation	$ 216,799	$ 166,465	$ 152,993

Deferred Compensation - Additional Information (Detail) (USD $)	Jun. 30, 2012	Apr. 30, 2012	Dec. 31, 2011	Jan. 01, 2011	Dec. 31, 2010	Aug. 06, 2010	Aug. 22, 2007	Dec. 31, 2011 Employment Agreements	Oct. 01, 2011 Employment Agreements	Dec. 31, 2010 Employment Agreements
Investments And Employee Deferred Compensation Plan [Line Items]
Membership units/ shares in lieu of cash wages, issued					$ 99,094
Common stock exchanged for membership units, shares	34,502,121	15,800,000	16,502,121	792,752	13,930,289				1,553,776	0
Common stock, per share	$ 0.001		$ 0.001	$ 0.125	$ 0.001	$ 0.006	$ 0.001	$ 0.125	$ 0.125
Common stock, shares issued in lieu of cash wages								2,346,528
Deferred wages	191,167		140,833		42,917
Compensation eligible for membership units					$ 99,094

Other Short-Term Debt (Detail) (USD $)	Jun. 30, 2012	Apr. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 31, 2011
Short-term notes, principal balance	$ 390,178			$ 401,178
Promissory notes related to proposed merger		200,000	200,000	325,000	325,000
Accrued interest on short-term notes	27,574			13,646
Total short-term notes and interest	$ 417,752			$ 739,824

Other Short-Term Debt - Additional Information (Detail) (USD $)	6 Months Ended						12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Apr. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Warrant	Jun. 30, 2012 Warrant Private Placement	Dec. 31, 2011 Warrant Private Placement	Dec. 31, 2011 Oryon Technologies LLC
Subsidiary, Sale of Stock [Line Items]
Accounts payable	$ 296,549			$ 324,027		$ 373,742				$ 287,145
Interest accured percentage				10.00%	5.00%
Promissory notes issued		200,000	200,000	325,000	325,000
Common stock issued	1,450,000						2	800,000	650,000
Common stock exercise price	$ 0.75			$ 0.75				$ 0.75
Stock transaction period	5 years			5 years
Total short term notes		$ 725,000	$ 525,000

Other Liabilities (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Regulatory Liabilities [Line Items]
Accrued benefits and other	$ 3,656	$ 4,340
Unearned grant income			59,600
Total other current liabilities	18,672	24,760	70,469
Legal expenses
Regulatory Liabilities [Line Items]
Accrued expenses	5,000
Accounting expenses
Regulatory Liabilities [Line Items]
Accrued expenses	10,016	20,420
Accrued operating expenses
Regulatory Liabilities [Line Items]
Accrued expenses		$ 24,760	$ 10,869

Notes Payable - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Series A	Dec. 31, 2011 Series A	Dec. 31, 2010 Series A	Dec. 31, 2009 Series A	Jun. 30, 2012 Series C-1	Jun. 30, 2011 Series C-1	Dec. 31, 2011 Series C-1	Dec. 31, 2010 Series C-1	Jun. 30, 2012 Series C Notes	Dec. 31, 2011 Series C Notes	Dec. 31, 2010 Series C Notes
Auction Market Preferred Securities, Stock Series [Line Items]
Convertible notes outstanding	$ 2,585,816	$ 2,579,220	$ 2,434,638									$ 2,585,816	$ 2,579,220	$ 2,434,637
Accrued interest on short-term notes	204,195	139,727	13,912									204,195	139,727	13,912
Notes payable	1,765,895	1,649,874	1,386,279									2,790,012	2,718,947	2,448,550
Warrants to purchase common stock	$ 0.3125	$ 0.3125
Interest on note accrues	5.00%	5.00%
Convertible notes payable market value per share				$ 2	$ 0.25			$ 1		$ 0.125
Debt instrument discount				887,950	887,950			972,070		972,070
Amortization expense recognized					0	180,826		99,825	33,229	103,472	1,325
Gain on extinguishment of debt	264,676	264,676
Conversion Price					$ 0.125		$ 1	$ 0.5		$ 0.0625
Unamortized debt discount	$ 767,448	$ 867,273	$ 970,745

Number of Shares of Common Stock Issued and Warrants Exercised on Conversion of Notes (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Conversion [Line Items]
Principal and Interest Amounts	$ 2,790,012	$ 2,718,947	$ 2,448,550
Potential Shares Issued if Notes Converted	26,899,613	26,234,384	24,047,736
Shares Issued If Warrant Exercised	8,013,440	8,013,440	7,713,440
Principal and Interest Amounts	2,790,012	2,718,947	2,448,550
Potential Shares Issued if Notes Converted	26,899,613	26,234,384	24,047,736
Shares Issued If Warrant Exercised	8,013,440	8,013,440	7,713,440
Series C-1 Notes
Debt Conversion [Line Items]
Conversion Price	$ 0.0625	$ 0.0625	$ 0.0625
Principal and Interest Amounts	1,050,500	1,026,265	977,662
Potential Shares Issued if Notes Converted	16,808,000	16,420,240	15,642,592
Shares Issued If Warrant Exercised	2,841,440	2,841,440	2,841,440
Conversion Price	$ 0.0625	$ 0.0625	$ 0.0625
Principal and Interest Amounts	1,050,500	1,026,265	977,662
Potential Shares Issued if Notes Converted	16,808,000	16,420,240	15,642,592
Shares Issued If Warrant Exercised	2,841,440	2,841,440	2,841,440
Series C-2 Notes
Debt Conversion [Line Items]
Conversion Price	$ 0.1875	$ 0.1875	$ 0.1875
Principal and Interest Amounts	1,128,850	1,102,807	1,050,578
Potential Shares Issued if Notes Converted	6,020,533	5,881,640	5,603,080
Shares Issued If Warrant Exercised	3,200,000	3,200,000	3,200,000
Conversion Price	$ 0.1875	$ 0.1875	$ 0.1875
Principal and Interest Amounts	1,128,850	1,102,807	1,050,578
Potential Shares Issued if Notes Converted	6,020,533	5,881,640	5,603,080
Shares Issued If Warrant Exercised	3,200,000	3,200,000	3,200,000
Series C-3 Notes
Debt Conversion [Line Items]
Conversion Price	$ 0.15	$ 0.15	$ 0.15
Principal and Interest Amounts	610,662	589,875	420,310
Potential Shares Issued if Notes Converted	4,071,080	3,932,504	2,802,064
Shares Issued If Warrant Exercised	1,972,000	1,972,000	1,672,000
Conversion Price	$ 0.15	$ 0.15	$ 0.15
Principal and Interest Amounts	$ 610,662	$ 589,875	$ 420,310
Potential Shares Issued if Notes Converted	4,071,080	3,932,504	2,802,064
Shares Issued If Warrant Exercised	1,972,000	1,972,000	1,672,000

Notes Payable (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Conversion [Line Items]
Convertible notes (C-1, C-2 and C-3)	$ 2,585,816	$ 2,579,220	$ 2,434,638
Debt discount - beneficial conversion feature	(767,448)	(867,273)	(970,745)
Debt discount - warrant value	(52,473)	(62,073)	(77,614)
Net	$ 1,765,895	$ 1,649,874	$ 1,386,279

Leases - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2012 sqft	Mar. 31, 2012	Jun. 30, 2011	Dec. 31, 2011 acre	Dec. 31, 2010
Short-term Debt [Line Items]
Lease and rental expense	$ 19,791	$ 19,791	$ 43,882		$ 39,582	$ 91,670	$ 67,038
Office and production facility lease area			9,957			9,957
Lease obligation per month			6,597			6,597
Lease expiration date			Mar 31, 2016			Mar 31, 2016
Receivable from leasehold improvements			4,135			4,135	4,135
Amortization period of lease payments			7 months
Increase in rent expense				4,300
Leasehold improvements
Short-term Debt [Line Items]
Leasehold improvements obligation							37,287
Leasehold improvements | 4257 Kellway Circle General Partnership
Short-term Debt [Line Items]
Receivable from leasehold improvements							40,000
Series C-3 convertible notes payable
Short-term Debt [Line Items]
Issuance of additional convertible notes			$ 30,000			$ 30,000

Future Minimum Payments of Operating Leases with Terms in Excess of One Year (Detail) (USD $)	Dec. 31, 2011
Future Minimum Payments Under Non Cancelable Operating Leases With Initial Terms Of One Year Or More [Line Items]
2012	$ 79,164
2013	79,164
2014	79,164
2015	79,164
2016	19,791
Total	336,447
2012	79,164
2013	79,164
2014	79,164
2015	79,164
2016	19,791
Total	$ 336,447

Income Taxes - Additional Information (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Tax refund amount received		$ 5,181
Anticipated tax liability	$ 0	$ 0

Capital - Additional Information (Detail) (USD $)	1 Months Ended				3 Months Ended			4 Months Ended	6 Months Ended	12 Months Ended																		6 Months Ended
	Jun. 29, 2012	Apr. 30, 2012	May 04, 2012	Mar. 12, 2012	Mar. 31, 2012	Jun. 30, 2011	Mar. 31, 2011	Apr. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	May 15, 2012	Jan. 31, 2012	Nov. 17, 2011	Oct. 31, 2011	Jan. 01, 2011	Aug. 06, 2010	Aug. 22, 2007	Dec. 31, 2011 Employment Agreements	Oct. 01, 2011 Employment Agreements	Dec. 31, 2010 Employment Agreements	Aug. 22, 2007 Preamendment	Mar. 19, 2012 Post Amendment	Aug. 06, 2010 Post Amendment	Apr. 30, 2012 Post Stock Split	Jan. 31, 2012 Post Stock Split	Dec. 31, 2011 Post Stock Split	Jun. 30, 2012 Black Scholes Stock Price Valuation Model
Class of Stock [Line Items]
Common stock, shares issued		15,800,000						15,800,000	34,502,121	16,502,121	13,930,289					792,752				1,553,776	0					29,000,000	29,000,000
Common stock, outstanding		15,800,000						15,800,000	34,502,121	16,502,121	13,930,289														15,000,000	29,000,000	29,000,000
Common stock, shares issued under employment agreement																			2,346,528
Common stock, par value									$ 0.001	$ 0.001	$ 0.001					$ 0.125	$ 0.006	$ 0.001	$ 0.125	$ 0.125		$ 0.001		$ 0.006
Common stock, shares issued in lieu of cash payments																			145,304
Common stock, shares issued to new investors																			80,000
Common stock, total shares issued																			2,571,833
Preferred stock, shares authorized									50,000,000	50,000,000	50,000,000												50,000,000
Preferred stock, par value									$ 0.001	$ 0.001	$ 0.001												$ 0.001
Preferred stock subscribed																							0
Preferred stock, shares issued									0	0	0												0
Common stock, shares authorized									600,000,000	600,000,000	600,000,000						600,000,000	100,000,000				100,000,000		600,000,000
Forward stock split per common stock											6
Number of shares surrendered for cancellation		14,000,000						14,000,000						1,000,000	30,000,000
Share subscription price per share										$ 0.5
Agreement investment amount in common equity									$ 100,000
Additional investment amount in common stock of company under financing agreement									1,900,000
Exercise price of shares issued	$ 0.75			$ 0.75	$ 0.75				$ 0.75
Investment warrants term of warrants	5 years			5 years	5 years				5 years
Number of shares of common stock issuable to investing company under financing agreement									2
Number of warrants to purchase common stock issuable to investing company under financing agreement									2
Number of shares issuable related to subscription	2,200,000			800,000	400,000					650,000
Number of warrants issuable related to subscription	2,200,000			800,000	400,000					650,000		1,550,000
Proceeds from subscriptions representing financial obligation					200,000					325,000		775,000	325,000
Cumulative shares issuable under various subscriptions		1,450,000			800,000			800,000		650,000
Proceeds related to the issued equity securities									$ 400,000																			$ 90,535
Number of warrants issued from proceeds of sale of equity securities									800,000
Common stock issued in lieu of cash payments						105,304	792,752
Exercice price per share of stock issued for cash						$ 0.125	$ 0.125
Common stock exchanged in connection with the termination of agreement						80,000
Common stock shares issued at close of merger date			16,502,121
Common stock shares issued in fulfillment of subscription									2,200,000

Stock Options and Warrants - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended				6 Months Ended			12 Months Ended				6 Months Ended			12 Months Ended
	Jun. 29, 2012	Mar. 12, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	May 15, 2012	Dec. 31, 2009	Jun. 30, 2012 Oryon Technologies LLC Two Thousand Twelve Omnibus Equity Incentive Plan	May 04, 2012 Fully Vested Options	May 04, 2012 Unvested Options	Dec. 31, 2011 Warrant	Dec. 31, 2010 Warrant	Dec. 31, 2009 Warrant	Jun. 30, 2012 Warrant
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Period of exercise of vested options after participants termination							3 months			3 months
Period of exercise of vested options after participants death or disability							12 months			12 months
Stock-based compensation expense			$ 73,072	$ 6,107	$ 5,210	$ 5,629	$ 79,179	$ 10,838		$ 20,896	$ 10,352
Unrecognized compensation expense										33,710	55,176
Granted, Shares								0		0	2,160,000
Weighted average grant date fair value, granted									$ 0.226		$ 0.0325						$ 0.008	$ 0.01	$ 0.009
Options outstanding, aggregate intrinsic value										0	0
Options exercisable, aggregate intrinsic value										0	0
Exercised, Shares										0	0
Shares Issued If Warrant Exercised			8,013,440				8,013,440			8,013,440	7,713,440									500,000
Additional warrants issued							107,672			107,672
Total warrants outstanding			8,121,112				8,121,112			8,121,112
Warrants issued																	310,000	7,768,440	42,672
Exercise price of shares issued	$ 0.75	$ 0.75		$ 0.75			$ 0.75										$ 0.3125	$ 0.3125	$ 0.375
Issuance of noncash warrants other than convertible notes related			0		762			2,812		99	563						2,812	79,608
Amortization Of debt discount relating to warrant																	18,353	1,994
Amortization of debt discount not relating to convertible note										99	563
Equity intensive plan conversion shares														8
Number of shares exercisable for options			400,000				400,000			2,363,104	2,803,104		1,533,304	345,388	2,363,104
Issuance of options to purchase														2,763,104
Lowest common stock price per share														$ 0.13
Highest common stock price per share														$ 0.63
Exercise prices			$ 0.75				$ 0.75								$ 0.18	$ 0.125
Unvested options outstanding																400,000
Unrecognized share based compensation										33,710	55,176
Exercise prices							$ 0.125
Annual vesting percentage							2500.00%
Number of shares issuable related to subscription	2,200,000	800,000		400,000						650,000
Number of warrants issuable related to subscription	2,200,000	800,000		400,000						650,000		1,550,000
Investment warrants term of warrants	5 years	5 years		5 years			5 years
Warrants term			5 years				5 years
Number of shares potentially issuable			3,000,000				3,000,000
Fair value of warrants							336,802
Proceeds related to warrant							1,500,000
Number of warrants to purchase shares			3,000,000				3,000,000
Noncash interest expense on warrants related to convertible notes							$ 9,599	$ 9,033		$ 18,255	$ 1,431

Stock Option Estimation under Black-Scholes Model (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock Options | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Annualized volatility	34.74%	34.74%
Range of risk-free interest rates	1.62%	1.62%
Expected term of options in years	5 years 10 months 2 days	5 years 10 months 2 days
Stock Options | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Annualized volatility	38.42%	38.42%
Range of risk-free interest rates	3.19%	3.19%
Expected term of options in years	6 years 6 months 2 days	6 years 6 months 2 days
Warrant
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Dividend rate	0.00%
Annualized volatility	39.00%
Expected term of options in years	5 years
Warrant | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Range of risk-free interest rates	1.20%
Warrant | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Range of risk-free interest rates	0.73%

Summary of Option Activity (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted Average Exercise Price	$ 0.209	$ 0.209	$ 0.245
Granted, Weighted Average Exercise Price		$ 0	$ 0.226
Exercised, Weighted Average Exercise Price		$ 0	$ 0
Forfeited and expired, Weighted Average Exercise Price		$ 0.324	$ 0.311
Outstanding at the end of the year, Weighted Average Exercise Price		$ 0.188	$ 0.209
Exercisable at the end of the year, Weighted Average Exercise Price		$ 0.225	$ 0.272
Outstanding at the beginning of the year, Shares	2,803,104	2,803,104	1,533,304	400,000
Granted, Shares	0	0	2,160,000
Exercised, Shares		0	0
Forfeited and expired, Shares		(440,000)	(890,200)
Outstanding at the end of the year, Shares		2,363,104	2,803,104	400,000
Exercisable at the end of the year, Shares		1,153,104	761,104

Common Stock Options Outstanding and Exercisable (Detail) (USD $)	6 Months Ended				12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Common stock options with exercise price of 0.125	Dec. 31, 2010 Common stock options with exercise price of 0.125	Dec. 31, 2011 Common stock options with exercise price of 0.25	Dec. 31, 2010 Common stock options with exercise price of 0.25	Dec. 31, 2011 Common stock options with exercise price of 0.325	Dec. 31, 2010 Common stock options with exercise price of 0.325	Dec. 31, 2011 Common stock options with exercise price of 0.375	Dec. 31, 2010 Common stock options with exercise price of 0.375	Dec. 31, 2011 Common stock options with exercise price of 0.625	Dec. 31, 2010 Common stock options with exercise price of 0.625	Dec. 31, 2010 Common stock options with exercise price of 0.3125
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 0.75				$ 0.125	$ 0.125	$ 0.25	$ 0.25	$ 0.325	$ 0.325	$ 0.375	$ 0.375	$ 0.625	$ 0.625	$ 0.3125
Number Outstanding	400,000	2,363,104	2,803,104	1,533,304	1,623,104	1,623,104	240,000	240,000	340,000	340,000	120,000	200,000	40,000	40,000	360,000
Weighted Average Years of Remaining Contractual Life	4 years 8 months 27 days				8 years 7 months 2 days	9 years 6 months 11 days	7 years 26 days	8 years 4 days	2 years 4 months 17 days	3 years 3 months 26 days	8 years 8 months 1 day	9 years 4 months 13 days	3 years 5 months 23 days	4 years 5 months 1 day	9 years 7 months 13 days
Options exercisable number of outstanding		1,153,104	761,104		583,104	213,104	160,000	120,000	340,000	340,000	30,000		40,000	40,000	48,000
Exercise Prices	$ 0.75				$ 0.125	$ 0.125	$ 0.25	$ 0.25	$ 0.325	$ 0.325	$ 0.375	$ 0.375	$ 0.625	$ 0.625	$ 0.3125
Number Outstanding	400,000	2,363,104	2,803,104	1,533,304	1,623,104	1,623,104	240,000	240,000	340,000	340,000	120,000	200,000	40,000	40,000	360,000
Weighted Average Years of Remaining Contractual Life	4 years 8 months 27 days				8 years 7 months 2 days	9 years 6 months 11 days	7 years 26 days	8 years 4 days	2 years 4 months 17 days	3 years 3 months 26 days	8 years 8 months 1 day	9 years 4 months 13 days	3 years 5 months 23 days	4 years 5 months 1 day	9 years 7 months 13 days
Options exercisable number of outstanding		1,153,104	761,104		583,104	213,104	160,000	120,000	340,000	340,000	30,000		40,000	40,000	48,000

Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Minimum	Dec. 31, 2011 Minimum	Jun. 30, 2012 Maximum	Dec. 31, 2011 Maximum
Defined Benefit Plan Disclosure [Line Items]
Percentage of contribution under the benefit plan			1.00%	1.00%	15.00%	15.00%
Contribution made by company	$ 833	$ 3,922
Maintenance fees paid	$ 2,775	$ 2,775

Going Concern - Additional Information (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Accumulated losses from inception period	$ 9,160,780	$ 8,069,326

Shares Issuable Upon the Exercise of Warrants (Detail) (USD $)	6 Months Ended
Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares potentially issuable, Issued in fulfillment of subscriptions	3,000,000
Number of shares potentially issuable, Exercised
Number of shares potentially issuable, ending balance	3,000,000
Weighted average exercise price, Issued in fulfillment of subscriptions	$ 0.75
Weighted average exercise price, Exercised
Weighted average exercise price, ending balance	$ 0.75

Remaining Number of Years and Weighted Average Term to Expiration of Outstanding Warrants (Detail) (USD $)	6 Months Ended
Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares potentially issuable	3,000,000
Remaining years to expiration and weighted average	4 years 8 months 27 days
Fair value of warrants	$ 336,802
October,26, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date	October 26, 2016
Number of shares potentially issuable	200,000
Remaining years to expiration and weighted average	4 years 3 months 29 days
Fair value of warrants	22,958
November, 1, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date	November 1, 2016
Number of shares potentially issuable	50,000
Remaining years to expiration and weighted average	4 years 4 months 2 days
Fair value of warrants	5,630
December, 4, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date	December 4, 2016
Number of shares potentially issuable	200,000
Remaining years to expiration and weighted average	4 years 5 months 5 days
Fair value of warrants	22,575
December, 27, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date	December 27, 2016
Number of shares potentially issuable	200,000
Remaining years to expiration and weighted average	4 years 6 months
Fair value of warrants	22,547
February, 13, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date	February 13, 2017
Number of shares potentially issuable	50,000
Remaining years to expiration and weighted average	4 years 7 months 17 days
Fair value of warrants	5,601
February, 27, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date	February 27, 2017
Number of shares potentially issuable	100,000
Remaining years to expiration and weighted average	4 years 8 months 1 day
Fair value of warrants	11,224
March, 12, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date	March 12, 2017
Number of shares potentially issuable	250,000
Remaining years to expiration and weighted average	4 years 8 months 12 days
Fair value of warrants	28,201
April, 4, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date	April 4, 2017
Number of shares potentially issuable	150,000
Remaining years to expiration and weighted average	4 years 9 months 4 days
Fair value of warrants	17,059
April, 22, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date	April 22, 2017
Number of shares potentially issuable	250,000
Remaining years to expiration and weighted average	4 years 9 months 22 days
Fair value of warrants	28,095
May, 9, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date	May 9, 2017
Number of shares potentially issuable	500,000
Remaining years to expiration and weighted average	4 years 10 months 10 days
Fair value of warrants	55,874
May, 14, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date	May 14, 2017
Number of shares potentially issuable	1,050,000
Remaining years to expiration and weighted average	4 years 10 months 13 days
Fair value of warrants	$ 117,039

Related Party Transactions - Additional Information (Detail) (USD $)	Apr. 30, 2012	Jan. 31, 2012
Related Party Transaction [Line Items]
Advance due to former officers and directors	$ 105,505	$ 105,505
Accounts payable and accrued liabilities payable by former officers and directors in connection with merger	$ 54,434

Subsequent Events - Additional Information (Detail)	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Warrant	Jul. 23, 2012 Subsequent Event
Subsequent Event [Line Items]
Shares issued under warrant	8,013,440	8,013,440	7,713,440	500,000	250,000
Common stock, outstanding	500,000
Exercise price of warrant	0.75
Warrants or rights exercise term period	5 years